UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-01807

Value Line Larger Companies Focused Fund, Inc.

(Exact name of registrant as specified in charter)

1605 Main Street, Sarasota, FL 34236

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2025

Item I. Reports to Stockholders.

(a)	A copy of the Tailored Shareholder Report to Stockholders for the period ended 6/30/25 is included with this Form.

Value Line Larger Companies Focused Fund, Inc.

Institutional Class VLLIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.88%

How did the Fund perform over the last six months?

The Fund's Institutional Class generated a total return of 20.21% during the six months ended June 30, 2025.

• The Fund outperformed the S&P 500® Index (Index) attributable primarily to effective stock selection. The Fund also benefited from its focus on growth companies, which outperformed value-oriented stocks. Sector allocation decisions overall added value, albeit modestly.

• Stock selection in financials, information technology and communication services contributed most positively. Overweights to information technology and communication services also helped. An overweight to consumer discretionary, stock selection in energy and having no allocation to utilities detracted.

• Individual stocks contributing most positively to the Fund’s relative results were Robinhood Markets, a financial services platform operator; Uber Technologies, a transportation company; and Apple, an information technology giant. An out-of-Index position in Robinhood Markets enjoyed a triple-digit share price gain largely on cryptocurrency momentum. Uber Technologies saw a double-digit share price gain driven by strong revenue growth and profitability. Having an underweight in Apple, whose shares declined, proved beneficial. The Fund sold its position in Apple in March 2025.

• Stocks that detracted most from the Fund’s relative performance were Salesforce, a customer relationship management cloud-based software company; Snap, operator of social media platform Snapchat; and Exact Sciences, a molecular diagnostics company—each of which saw a share price decline. Salesforce struggled amid pressures on enterprise information technology spending, slowing revenue growth and AI competition. An out-of-Index position in Snap was hurt by a lackluster advertising environment, tariff concerns and a lack of clear guidance. An out-of-Index position in Exact Sciences was negatively affected by potential changes in insurance coverage for its Cologuard screening test as well as by heightened competition.

Total Return based on a $10,000 Investment

$55,000
$45,000
$35,000
$25,000
$15,000
$5,000
11/1/2015
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
06/25
$46,778
$38,307
$35,421
Value Line Larger Companies Focused Fund Inc.-Institutional Class
S&P 500® Index
Russell 1000® Growth Index

	Value Line Larger Companies Focused Fund Inc.-Institutional Class	S&P 500® Index	Russell 1000® Growth Index
11/1/2015	$10,000	$10,000	$10,000
11/30/2015	$9,975	$10,030	$10,028
12/31/2015	$9,927	$9,872	$9,881
1/31/2016	$8,880	$9,382	$9,329
2/29/2016	$8,861	$9,369	$9,325
3/31/2016	$9,373	$10,005	$9,954
4/30/2016	$9,506	$10,043	$9,863
5/31/2016	$9,798	$10,224	$10,055
6/30/2016	$9,540	$10,250	$10,015
7/31/2016	$10,241	$10,628	$10,488
8/31/2016	$10,450	$10,643	$10,436
9/30/2016	$10,496	$10,645	$10,474
10/31/2016	$10,181	$10,451	$10,228
11/30/2016	$9,995	$10,838	$10,451
12/31/2016	$9,966	$11,052	$10,580
1/31/2017	$10,546	$11,262	$10,937
2/28/2017	$10,962	$11,709	$11,391
3/31/2017	$11,239	$11,723	$11,523
4/30/2017	$11,711	$11,843	$11,786
5/31/2017	$11,667	$12,010	$12,093
6/30/2017	$12,131	$12,085	$12,061
7/31/2017	$12,767	$12,333	$12,381
8/31/2017	$13,152	$12,371	$12,608
9/30/2017	$13,122	$12,626	$12,772
10/31/2017	$13,200	$12,921	$13,267
11/30/2017	$13,243	$13,317	$13,670
12/31/2017	$13,351	$13,465	$13,777
1/31/2018	$14,721	$14,236	$14,752
2/28/2018	$14,404	$13,711	$14,366
3/31/2018	$14,092	$13,363	$13,972
4/30/2018	$14,409	$13,414	$14,020
5/31/2018	$14,954	$13,737	$14,635
6/30/2018	$15,318	$13,822	$14,776
7/31/2018	$15,257	$14,336	$15,210
8/31/2018	$16,021	$14,803	$16,041
9/30/2018	$16,375	$14,887	$16,131
10/31/2018	$14,311	$13,870	$14,688
11/30/2018	$14,716	$14,153	$14,844
12/31/2018	$13,558	$12,875	$13,568
1/31/2019	$15,549	$13,906	$14,788
2/28/2019	$15,874	$14,353	$15,317
3/31/2019	$16,258	$14,632	$15,753
4/30/2019	$16,632	$15,224	$16,464
5/31/2019	$15,426	$14,257	$15,424
6/30/2019	$16,712	$15,262	$16,484
7/31/2019	$16,477	$15,481	$16,856
8/31/2019	$15,666	$15,236	$16,727
9/30/2019	$15,004	$15,521	$16,729
10/31/2019	$15,191	$15,857	$17,200
11/30/2019	$16,653	$16,433	$17,964
12/31/2019	$17,072	$16,928	$18,506
1/31/2020	$17,207	$16,922	$18,919
2/29/2020	$16,572	$15,529	$17,631
3/31/2020	$14,438	$13,611	$15,896
4/30/2020	$17,360	$15,356	$18,249
5/31/2020	$19,160	$16,087	$19,474
6/30/2020	$20,124	$16,407	$20,322
7/31/2020	$21,130	$17,332	$21,885
8/31/2020	$22,712	$18,578	$24,144
9/30/2020	$21,906	$17,872	$23,008
10/31/2020	$21,430	$17,397	$22,226
11/30/2020	$23,665	$19,301	$24,502
12/31/2020	$24,988	$20,043	$25,629
1/31/2021	$25,201	$19,841	$25,439
2/28/2021	$25,718	$20,388	$25,433
3/31/2021	$25,001	$21,281	$25,870
4/30/2021	$26,157	$22,416	$27,630
5/31/2021	$25,659	$22,573	$27,248
6/30/2021	$27,223	$23,100	$28,958
7/31/2021	$27,074	$23,649	$29,912
8/31/2021	$27,927	$24,368	$31,030
9/30/2021	$26,480	$23,234	$29,293
10/31/2021	$27,824	$24,862	$31,830
11/30/2021	$25,924	$24,690	$32,024
12/31/2021	$25,768	$25,797	$32,701
1/31/2022	$23,672	$24,462	$29,895
2/28/2022	$22,509	$23,729	$28,625
3/31/2022	$22,990	$24,610	$29,745
4/30/2022	$19,309	$22,464	$26,153
5/31/2022	$18,435	$22,505	$25,545
6/30/2022	$16,406	$20,648	$23,521
7/31/2022	$17,969	$22,552	$26,344
8/31/2022	$17,739	$21,632	$25,117
9/30/2022	$15,836	$19,640	$22,675
10/31/2022	$16,784	$21,230	$24,001
11/30/2022	$17,339	$22,416	$25,094
12/31/2022	$15,757	$21,125	$23,173
1/31/2023	$18,213	$22,452	$25,105
2/28/2023	$17,794	$21,904	$24,807
3/31/2023	$19,026	$22,708	$26,502
4/30/2023	$18,682	$23,063	$26,764
5/31/2023	$20,099	$23,163	$27,984
6/30/2023	$21,373	$24,693	$29,897
7/31/2023	$22,982	$25,487	$30,904
8/31/2023	$22,454	$25,081	$30,627
9/30/2023	$21,230	$23,885	$28,961
10/31/2023	$20,308	$23,383	$28,549
11/30/2023	$23,192	$25,518	$31,661
12/31/2023	$25,136	$26,678	$33,063
1/31/2024	$25,430	$27,126	$33,888
2/29/2024	$27,299	$28,574	$36,200
3/31/2024	$28,112	$29,494	$36,837
4/30/2024	$25,966	$28,289	$35,275
5/31/2024	$26,947	$29,692	$37,386
6/30/2024	$28,765	$30,757	$39,907
7/31/2024	$27,617	$31,132	$39,229
8/31/2024	$28,229	$31,887	$40,046
9/30/2024	$29,226	$32,568	$41,180
10/31/2024	$29,796	$32,272	$41,044
11/30/2024	$33,032	$34,167	$43,706
12/31/2024	$31,868	$33,352	$44,092
1/31/2025	$33,742	$34,281	$44,964
2/28/2025	$32,178	$33,834	$43,349
3/31/2025	$29,272	$31,928	$39,697
4/30/2025	$30,974	$31,711	$40,400
5/31/2025	$34,628	$33,707	$43,975
6/30/2025	$38,307	$35,421	$46,778

The S&P 500® Index is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

The Russell 1000® Growth Index is an unmanaged index that is representative of the 1,000 top companies by market capitalization in the United States.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	33.17%	13.74%	14.91%
S&P 500® Index	15.16%	16.64%	13.98%
Russell 1000® Growth Index	17.22%	18.15%	17.31%

The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Footnote	Description
Footnote*	11/01/2015

Semi-Annual Shareholder Report - June 30, 2025

Value Line Larger Companies Focused Fund, Inc.

Key Fund Statistics

Total Net Assets	$421,351,808
# of Portfolio Holdings	34
Portfolio Turnover Rate	23%

Fund Holdings

Ten Largest Holdings (% of Net Assets)*

NVIDIA Corp.	9.7%
Meta Platforms, Inc.	8.4%
Netflix, Inc.	5.1%
Robinhood Markets, Inc.	4.8%
Uber Technologies, Inc.	4.5%
Advanced Micro Devices, Inc.	4.2%
Amazon.com, Inc.	4.2%
Coinbase Global, Inc.	4.2%
Microsoft Corp.	3.8%
Exelixis, Inc.	3.6%

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	98.8%
Cash & Other Assets - Net	1.2%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Energy	0.9%
Industrials	4.6%
Healthcare	9.6%
Financials	12.1%
Consumer Discretionary	12.1%
Communication Services	20.3%
Information Technology	40.4%

* Excludes Short-term Investments, if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please scan the QR code, visit www.vlfunds.com, email investorservices@vlfunds.com, or call us at 800-243-2729.

Value Line Larger Companies Focused Fund, Inc.

Semi-Annual Shareholder Report

June 30, 2025

Value Line Larger Companies Focused Fund, Inc.

Investor Class VALLX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.13%

How did the Fund perform over the last six months?

The Fund's Investor Class generated a total return of 20.06% during the six months ended June 30, 2025.

• The Fund outperformed the S&P 500® Index (Index) attributable primarily to effective stock selection. The Fund also benefited from its focus on growth companies, which outperformed value-oriented stocks. Sector allocation decisions overall added value, albeit modestly.

• Stock selection in financials, information technology and communication services contributed most positively. Overweights to information technology and communication services also helped. An overweight to consumer discretionary, stock selection in energy and having no allocation to utilities detracted.

• Individual stocks contributing most positively to the Fund’s relative results were Robinhood Markets, a financial services platform operator; Uber Technologies, a transportation company; and Apple, an information technology giant. An out-of-Index position in Robinhood Markets enjoyed a triple-digit share price gain largely on cryptocurrency momentum. Uber Technologies saw a double-digit share price gain driven by strong revenue growth and profitability. Having an underweight in Apple, whose shares declined, proved beneficial. The Fund sold its position in Apple in March 2025.

• Stocks that detracted most from the Fund’s relative performance were Salesforce, a customer relationship management cloud-based software company; Snap, operator of social media platform Snapchat; and Exact Sciences, a molecular diagnostics company—each of which saw a share price decline. Salesforce struggled amid pressures on enterprise information technology spending, slowing revenue growth and AI competition. An out-of-Index position in Snap was hurt by a lackluster advertising environment, tariff concerns and a lack of clear guidance. An out-of-Index position in Exact Sciences was negatively affected by potential changes in insurance coverage for its Cologuard screening test as well as by heightened competition.

Total Return based on a $10,000 Investment

$55,000
$45,000
$35,000
$25,000
$15,000
$5,000
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
06/25
$48,119
$39,190
$35,936
Value Line Larger Companies Focused Fund Inc.-Investor Class
S&P 500® Index
Russell 1000® Growth Index

	Value Line Larger Companies Focused Fund Inc.-Investor Class	S&P 500® Index	Russell 1000® Growth Index
06/15	$10,000	$10,000	$10,000
07/15	$10,422	$10,210	$10,339
08/15	$9,780	$9,594	$9,711
09/15	$9,433	$9,356	$9,471
10/15	$10,280	$10,145	$10,287
11/15	$10,392	$10,176	$10,315
12/15	$10,369	$10,015	$10,164
01/16	$9,290	$9,518	$9,597
02/16	$9,255	$9,505	$9,592
03/16	$9,784	$10,150	$10,239
04/16	$9,922	$10,189	$10,146
05/16	$10,230	$10,372	$10,343
06/16	$9,958	$10,399	$10,302
07/16	$10,685	$10,783	$10,789
08/16	$10,906	$10,798	$10,735
09/16	$10,949	$10,800	$10,774
10/16	$10,621	$10,603	$10,521
11/16	$10,424	$10,996	$10,750
12/16	$10,394	$11,213	$10,883
01/17	$10,998	$11,426	$11,250
02/17	$11,426	$11,879	$11,717
03/17	$11,715	$11,893	$11,853
04/17	$12,206	$12,015	$12,124
05/17	$12,161	$12,184	$12,439
06/17	$12,644	$12,260	$12,406
07/17	$13,302	$12,512	$12,736
08/17	$13,703	$12,551	$12,970
09/17	$13,667	$12,810	$13,138
10/17	$13,749	$13,109	$13,647
11/17	$13,789	$13,511	$14,062
12/17	$13,906	$13,661	$14,171
01/18	$15,323	$14,443	$15,175
02/18	$14,998	$13,911	$14,777
03/18	$14,673	$13,557	$14,372
04/18	$14,993	$13,609	$14,422
05/18	$15,561	$13,937	$15,054
06/18	$15,935	$14,023	$15,199
07/18	$15,872	$14,544	$15,645
08/18	$16,663	$15,018	$16,501
09/18	$17,027	$15,104	$16,593
10/18	$14,882	$14,072	$15,109
11/18	$15,299	$14,358	$15,270
12/18	$14,087	$13,062	$13,957
01/19	$16,155	$14,109	$15,211
02/19	$16,495	$14,562	$15,756
03/19	$16,889	$14,845	$16,204
04/19	$17,273	$15,446	$16,936
05/19	$16,016	$14,464	$15,866
06/19	$17,345	$15,483	$16,956
07/19	$17,100	$15,706	$17,339
08/19	$16,255	$15,457	$17,206
09/19	$15,572	$15,746	$17,208
10/19	$15,755	$16,087	$17,693
11/19	$17,273	$16,671	$18,478
12/19	$17,704	$17,175	$19,036
01/20	$17,839	$17,168	$19,461
02/20	$17,177	$15,755	$18,136
03/20	$14,964	$13,809	$16,352
04/20	$17,980	$15,579	$18,771
05/20	$19,844	$16,321	$20,032
06/20	$20,837	$16,645	$20,904
07/20	$21,873	$17,584	$22,512
08/20	$23,510	$18,848	$24,835
09/20	$22,670	$18,132	$23,667
10/20	$22,173	$17,650	$22,863
11/20	$24,484	$19,582	$25,204
12/20	$25,845	$20,334	$26,363
01/21	$26,054	$20,129	$26,168
02/21	$26,587	$20,684	$26,162
03/21	$25,845	$21,590	$26,611
04/21	$27,031	$22,742	$28,422
05/21	$26,512	$22,901	$28,029
06/21	$28,123	$23,436	$29,787
07/21	$27,961	$23,993	$30,769
08/21	$28,844	$24,722	$31,920
09/21	$27,335	$23,572	$30,132
10/21	$28,723	$25,224	$32,742
11/21	$26,755	$25,049	$32,942
12/21	$26,591	$26,172	$33,638
01/22	$24,424	$24,817	$30,751
02/22	$23,225	$24,074	$29,445
03/22	$23,712	$24,968	$30,597
04/22	$19,905	$22,791	$26,902
05/22	$19,007	$22,833	$26,277
06/22	$16,910	$20,948	$24,195
07/22	$18,512	$22,879	$27,099
08/22	$18,272	$21,946	$25,837
09/22	$16,306	$19,925	$23,325
10/22	$17,281	$21,538	$24,688
11/22	$17,854	$22,742	$25,813
12/22	$16,224	$21,432	$23,837
01/23	$18,743	$22,778	$25,824
02/23	$18,313	$22,223	$25,517
03/23	$19,576	$23,038	$27,262
04/23	$19,217	$23,398	$27,531
05/23	$20,673	$23,500	$28,785
06/23	$21,981	$25,053	$30,754
07/23	$23,622	$25,857	$31,790
08/23	$23,069	$25,446	$31,504
09/23	$21,814	$24,232	$29,791
10/23	$20,858	$23,723	$29,367
11/23	$23,815	$25,889	$32,568
12/23	$25,806	$27,066	$34,010
01/24	$26,105	$27,520	$34,859
02/24	$28,018	$28,990	$37,237
03/24	$28,851	$29,923	$37,893
04/24	$26,640	$28,700	$36,285
05/24	$27,640	$30,124	$38,458
06/24	$29,501	$31,204	$41,051
07/24	$28,316	$31,584	$40,353
08/24	$28,939	$32,350	$41,193
09/24	$29,948	$33,041	$42,360
10/24	$30,527	$32,742	$42,220
11/24	$33,835	$34,664	$44,958
12/24	$32,643	$33,837	$45,355
01/25	$34,553	$34,780	$46,252
02/25	$32,950	$34,326	$44,591
03/25	$29,969	$32,392	$40,834
04/25	$31,707	$32,172	$41,557
05/25	$35,435	$34,197	$45,234
06/25	$39,190	$35,936	$48,119

The S&P 500® Index is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

The Russell 1000® Growth Index is an unmanaged index that is representative of the 1,000 top companies by market capitalization in the United States.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Class	32.85%	13.47%	14.64%
S&P 500® Index	15.16%	16.64%	13.65%
Russell 1000® Growth Index	17.22%	18.15%	17.01%

The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Semi-Annual Shareholder Report - June 30, 2025

Value Line Larger Companies Focused Fund, Inc.

Key Fund Statistics

Total Net Assets	$421,351,808
# of Portfolio Holdings	34
Portfolio Turnover Rate	23%

Fund Holdings

Ten Largest Holdings (% of Net Assets)*

NVIDIA Corp.	9.7%
Meta Platforms, Inc.	8.4%
Netflix, Inc.	5.1%
Robinhood Markets, Inc.	4.8%
Uber Technologies, Inc.	4.5%
Advanced Micro Devices, Inc.	4.2%
Amazon.com, Inc.	4.2%
Coinbase Global, Inc.	4.2%
Microsoft Corp.	3.8%
Exelixis, Inc.	3.6%

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	98.8%
Cash & Other Assets - Net	1.2%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Energy	0.9%
Industrials	4.6%
Healthcare	9.6%
Financials	12.1%
Consumer Discretionary	12.1%
Communication Services	20.3%
Information Technology	40.4%

* Excludes Short-term Investments, if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please scan the QR code, visit www.vlfunds.com, email investorservices@vlfunds.com, or call us at 800-243-2729.

Value Line Larger Companies Focused Fund, Inc.

Semi-Annual Shareholder Report

June 30, 2025

(b)	Not Applicable

Item 2 Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer and principal financial officer.

Item 3. Audit Committee Financial Expert

(a)(1) The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated James Hillman, member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert. Mr. Hillman is an independent director.

A person who is designated as an “audit committee financial expert” shall not make such person an “expert” for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Investments

Not Applicable

Item 7. Financial Statements

(a)	A copy of the Semi-Annual Financial Statements and Other Information for the period ended 6/30/25 is included with this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)
Equity Funds
Value Line Small Cap Opportunities Fund, Inc.
Investor Class (VLEOX)
Institutional Class (VLEIX)
Value Line Mid Cap Focused Fund, Inc.
Investor Class (VLIFX)
Institutional Class (VLMIX)
Value Line Select Growth Fund, Inc.
Investor Class (VALSX)
Institutional Class (VILSX)
Value Line Larger Companies Focused Fund, Inc.
Investor Class (VALLX)
Institutional Class (VLLIX)
Allocation Funds
Value Line Asset Allocation Fund, Inc.
Investor Class (VLAAX)
Institutional Class (VLAIX)
Value Line Capital Appreciation Fund, Inc.
Investor Class (VALIX)
Institutional Class (VLIIX)
Go Paperless
VLFunds.com/edelivery

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

Fixed Income Fund
Value Line Core Bond Fund
Investor Class (VAGIX)

Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 95.3%
CONSUMER DISCRETIONARY 8.0%
	APPAREL 0.9%
71,700	Crocs, Inc.(1)(2)	$7,261,776
	ENGINEERING & CONSTRUCTION 1.0%
24,400	TopBuild Corp.(1)	7,899,256
	ENTERTAINMENT 1.4%
102,272	Churchill Downs, Inc.	10,329,472
	HOME BUILDERS 1.2%
20,800	Cavco Industries, Inc.(1)	9,036,144
	RETAIL 3.5%
25,815	Group 1 Automotive, Inc.	11,273,669
41,600	Texas Roadhouse, Inc.	7,796,256
21,800	Wingstop, Inc.	7,340,932
		26,410,857
		60,937,505
CONSUMER STAPLES 3.9%
	FOOD 3.9%
62,800	J & J Snack Foods Corp.	7,122,148
203,000	Post Holdings, Inc.(1)	22,133,090
		29,255,238
FINANCIALS 8.8%
	BANKS 1.3%
206,496	First Financial Bankshares, Inc.	7,429,726
38,900	Walker & Dunlop, Inc.	2,741,672
		10,171,398
	DIVERSIFIED FINANCIALS 1.4%
104,422	Stifel Financial Corp.	10,836,915
	INSURANCE 6.1%
60,000	Assured Guaranty Ltd.	5,226,000
44,400	Primerica, Inc.	12,150,948
263,800	RLI Corp.	19,051,636
110,193	Selective Insurance Group, Inc.	9,548,224
		45,976,808
		66,985,121
HEALTHCARE 6.9%
	COSMETICS/PERSONAL CARE 0.2%
19,400	Prestige Consumer Healthcare, Inc.(1)	1,549,090
	HEALTHCARE PRODUCTS 1.5%
117,000	Merit Medical Systems, Inc.(1)	10,937,160
	HEALTHCARE SERVICES 5.2%
19,000	Chemed Corp.	9,251,670
151,700	Ensign Group, Inc.	23,401,242
22,100	Medpace Holdings, Inc.(1)	6,936,306
		39,589,218
		52,075,468
INDUSTRIALS 47.2%
	BUILDING MATERIALS 2.9%
208,500	AAON, Inc.	15,376,875
6,000	Lennox International, Inc.	3,439,440
64,000	Trex Co., Inc.(1)	3,480,320
		22,296,635
Shares		Value
COMMON STOCKS 95.3% (continued)
INDUSTRIALS 47.2% (continued)
	COMMERCIAL SERVICES 0.7%
8,100	Herc Holdings, Inc.	$1,066,689
63,300	TriNet Group, Inc.	4,629,762
		5,696,451
	COMPUTERS 9.5%
70,100	CACI International, Inc. Class A(1)	33,416,670
545,065	ExlService Holdings, Inc.(1)	23,868,396
180,000	Genpact Ltd.	7,921,800
59,600	Science Applications International Corp.	6,711,556
		71,918,422
	DISTRIBUTION/WHOLESALE 2.4%
235,700	Rush Enterprises, Inc. Class A	12,140,907
51,100	SiteOne Landscape Supply, Inc.(1)(2)	6,180,034
		18,320,941
	ELECTRICAL EQUIPMENT 1.5%
37,000	Acuity, Inc.	11,038,580
	ELECTRONICS 3.7%
113,600	Woodward, Inc.	27,842,224
	ENGINEERING & CONSTRUCTION 7.2%
59,200	Comfort Systems USA, Inc.	31,743,632
19,600	EMCOR Group, Inc.	10,483,844
162,600	Exponent, Inc.	12,147,846
		54,375,322
	HAND/MACHINE TOOLS 2.1%
44,800	Franklin Electric Co., Inc.	4,020,352
72,200	MSA Safety, Inc.	12,095,666
		16,116,018
	MACHINERY - DIVERSIFIED 7.0%
84,000	Applied Industrial Technologies, Inc.	19,525,800
33,600	Kadant, Inc.(2)	10,666,320
92,047	Watts Water Technologies, Inc. Class A	22,633,437
		52,825,557
	METAL FABRICATE/HARDWARE 3.3%
65,200	RBC Bearings, Inc.(1)	25,088,960
	MISCELLANEOUS MANUFACTURERS 4.7%
19,400	Carlisle Cos., Inc.	7,243,960
13,200	Enpro, Inc.	2,528,460
240,803	Federal Signal Corp.	25,626,255
		35,398,675
	TRANSPORTATION 0.6%
33,800	Landstar System, Inc.	4,698,876
	TRUCKING & LEASING 1.6%
78,800	GATX Corp.	12,100,528
		357,717,189
INFORMATION TECHNOLOGY 15.4%
	COMPUTERS 1.9%
20,100	ASGN, Inc.(1)	1,003,593
60,800	Crane NXT Co.(2)	3,277,120
49,860	Insight Enterprises, Inc.(1)(2)	6,884,918
See Notes to Financial Statements.

June 30, 2025

Shares		Value
COMMON STOCKS 95.3% (continued)
INFORMATION TECHNOLOGY 15.4% (continued)
	COMPUTERS 1.9% (continued)
21,700	Qualys, Inc.(1)	$3,100,279
		14,265,910
	ELECTRICAL EQUIPMENT 0.1%
3,000	Littelfuse, Inc.	680,190
	ELECTRONICS 3.1%
84,700	Badger Meter, Inc.	20,747,265
21,400	TD SYNNEX Corp.	2,903,980
		23,651,245
	INTERNET 1.3%
139,000	ePlus, Inc.(1)	10,021,900
	MISCELLANEOUS MANUFACTURERS 2.8%
71,700	Fabrinet(1)	21,128,556
	SEMICONDUCTORS 1.7%
87,046	MACOM Technology Solutions Holdings, Inc.(1)	12,472,821
	SOFTWARE 4.5%
141,800	ACI Worldwide, Inc.(1)	6,510,038
55,449	Appfolio, Inc. Class A(1)(2)	12,768,796
104,500	SPS Commerce, Inc.(1)	14,221,405
11,900	Workiva, Inc.(1)	814,555
		34,314,794
		116,535,416
MATERIALS 4.5%
	CHEMICALS 0.7%
32,500	Balchem Corp.	5,174,000
	IRON/STEEL 1.8%
49,000	Carpenter Technology Corp.(2)	13,542,620
Shares		Value
COMMON STOCKS 95.3% (continued)
MATERIALS 4.5% (continued)
	PACKAGING & CONTAINERS 2.0%
39,600	AptarGroup, Inc.	$6,194,628
172,600	Silgan Holdings, Inc.	9,351,468
		15,546,096
		34,262,716
UTILITIES 0.6%
	WATER 0.6%
59,900	American States Water Co.	4,591,934
TOTAL COMMON STOCKS (Cost $421,638,011)		722,360,587
SHORT-TERM INVESTMENTS 4.6%
	MONEY MARKET FUNDS 4.6%
34,961,681	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(3)	34,961,681
TOTAL SHORT-TERM INVESTMENTS (Cost $34,961,681)		34,961,681
TOTAL INVESTMENTS IN SECURITIES 99.9% (Cost $456,599,692)		$757,322,268
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		581,630
NET ASSETS 100.0%		$757,903,898

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2025, the market value of the securities on loan was $53,102,491.
(3)	Rate reflects 7 day yield as of June 30, 2025.
The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2025 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$722,360,587	$—	$—	$722,360,587
Short-Term Investments	34,961,681	—	—	34,961,681
Total Investments in Securities	$757,322,268	$—	$—	$757,322,268

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 3.2%
	DISTRIBUTION/WHOLESALE 2.2%
152,461	Pool Corp.(1)	$44,439,332
	ENTERTAINMENT 1.0%
194,490	Churchill Downs, Inc.	19,643,490
		64,082,822
CONSUMER STAPLES 4.5%
	RETAIL 4.5%
174,200	Casey's General Stores, Inc.	88,889,034
FINANCIALS 14.9%
	INSURANCE 9.1%
428,592	American Financial Group, Inc.	54,092,596
444,900	Brown & Brown, Inc.	49,326,063
1,066,506	W.R. Berkley Corp.	78,356,196
		181,774,855
	SOFTWARE 5.8%
66,708	Jack Henry & Associates, Inc.	12,018,781
179,757	MSCI, Inc.	103,673,052
		115,691,833
		297,466,688
HEALTHCARE 13.9%
	ELECTRONICS 0.9%
14,100	Mettler-Toledo International, Inc.(2)	16,563,552
	HEALTHCARE PRODUCTS 7.3%
76,000	IDEXX Laboratories, Inc.(2)	40,761,840
311,015	STERIS PLC	74,712,023
137,616	West Pharmaceutical Services, Inc.	30,110,381
		145,584,244
	HEALTHCARE SERVICES 5.7%
81,800	Chemed Corp.	39,830,874
176,000	ICON PLC(2)	25,599,200
309,000	IQVIA Holdings, Inc.(2)	48,695,310
		114,125,384
		276,273,180
INDUSTRIALS 27.9%
	AEROSPACE/DEFENSE 7.3%
445,293	HEICO Corp.	146,056,104
	BUILDING MATERIALS 4.5%
157,000	Lennox International, Inc.	89,998,680
	COMMERCIAL SERVICES 3.3%
218,772	Cintas Corp.	48,757,716
304,655	Rollins, Inc.	17,188,635
		65,946,351
	COMPUTERS 2.6%
106,100	CACI International, Inc. Class A(2)	50,577,870
	DISTRIBUTION/WHOLESALE 1.1%
50,500	Watsco, Inc.	22,301,810
	ENGINEERING & CONSTRUCTION 2.5%
73,400	Comfort Systems USA, Inc.	39,357,814
143,200	Exponent, Inc.	10,698,472
		50,056,286
Shares		Value
COMMON STOCKS 97.2% (continued)
INDUSTRIALS 27.9% (continued)
	ENVIRONMENTAL CONTROL 6.6%
116,000	Republic Services, Inc.	$28,606,760
554,462	Waste Connections, Inc.	103,529,145
		132,135,905
		557,073,006
INFORMATION TECHNOLOGY 30.7%
	COMPUTERS 5.2%
250,210	CGI, Inc.(1)	26,229,514
193,800	Gartner, Inc.(2)	78,337,836
		104,567,350
	INTERNET 2.9%
321,700	CDW Corp.	57,452,403
	MISCELLANEOUS MANUFACTURERS 2.4%
93,000	Teledyne Technologies, Inc.(2)	47,644,830
	SEMICONDUCTORS 4.3%
116,274	Monolithic Power Systems, Inc.	85,040,478
	SOFTWARE 14.5%
18,900	ANSYS, Inc.(2)	6,638,058
149,600	Cadence Design Systems, Inc.(2)	46,099,240
43,300	Fair Isaac Corp.(2)	79,150,668
73,700	Roper Technologies, Inc.	41,776,108
196,341	Tyler Technologies, Inc.(2)	116,398,799
		290,062,873
	TELECOMMUNICATIONS 1.4%
67,000	Motorola Solutions, Inc.	28,170,820
		612,938,754
MATERIALS 2.1%
	PACKAGING & CONTAINERS 2.1%
268,600	AptarGroup, Inc.	42,017,098
TOTAL COMMON STOCKS (Cost $1,504,501,030)		1,938,740,582
SHORT-TERM INVESTMENTS 3.2%
	MONEY MARKET FUNDS 3.2%
46,844,401	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(3)	46,844,401
15,825,000	State Street Navigator Securities Lending Government Money Market Portfolio(4)	15,825,000
		62,669,401
TOTAL SHORT-TERM INVESTMENTS (Cost $62,669,401)		62,669,401
TOTAL INVESTMENTS IN SECURITIES 100.4% (Cost $1,567,170,431)		$2,001,409,983
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.4)%		(7,222,205)
NET ASSETS 100.0%		$1,994,187,778

See Notes to Financial Statements.

June 30, 2025

(1)	A portion or all of the security was held on loan. As of June 30, 2025, the market value of the securities on loan was $57,814,212.
(2)	Non-income producing.
(3)	Rate reflects 7 day yield as of June 30, 2025.
(4)
Securities with an aggregate market value of
$57,814,212 were out on loan in exchange for collateral
including $15,825,000 of cash collateral as of June 30,
2025. The collateral was invested in a cash collateral
reinvestment vehicle. See note 1(K).

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2025 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,938,740,582	$—	$—	$1,938,740,582
Short-Term Investments	62,669,401	—	—	62,669,401
Total Investments in Securities	$2,001,409,983	$—	$—	$2,001,409,983

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Select Growth Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2025

Shares		Value
COMMON STOCKS 97.7%
CONSUMER STAPLES 5.9%
	RETAIL 5.9%
26,100	Costco Wholesale Corp.	$25,837,434
FINANCIALS 20.0%
	COMMERCIAL SERVICES 4.2%
34,573	S&P Global, Inc.	18,229,997
	DIVERSIFIED FINANCIALS 7.8%
116,889	Intercontinental Exchange, Inc.	21,445,625
22,100	Mastercard, Inc. Class A	12,418,874
		33,864,499
	INSURANCE 7.2%
25,400	Arthur J Gallagher & Co.	8,131,048
74,700	Marsh & McLennan Cos., Inc.	16,332,408
25,300	Progressive Corp.	6,751,558
		31,215,014
	SOFTWARE 0.8%
5,600	MSCI, Inc.	3,229,744
		86,539,254
HEALTHCARE 14.8%
	HEALTHCARE PRODUCTS 12.9%
54,600	Danaher Corp.	10,785,684
23,400	IDEXX Laboratories, Inc.(1)	12,550,356
52,442	Stryker Corp.	20,747,629
29,400	Thermo Fisher Scientific, Inc.	11,920,524
		56,004,193
	PHARMACEUTICALS 1.9%
53,000	Zoetis, Inc.	8,265,350
		64,269,543
INDUSTRIALS 25.3%
	AEROSPACE/DEFENSE 7.3%
20,657	TransDigm Group, Inc.	31,411,860
	BUILDING MATERIALS 4.8%
48,000	Trane Technologies PLC	20,995,680
	COMMERCIAL SERVICES 6.4%
124,008	Cintas Corp.	27,637,663
	ENVIRONMENTAL CONTROL 6.8%
81,800	Republic Services, Inc.	20,172,698
Shares		Value
COMMON STOCKS 97.7% (continued)
INDUSTRIALS 25.3% (continued)
	ENVIRONMENTAL CONTROL 6.8% (continued)
50,251	Waste Connections, Inc.	$9,382,867
		29,555,565
		109,600,768
INFORMATION TECHNOLOGY 30.3%
	COMPUTERS 4.1%
59,372	Accenture PLC Class A	17,745,697
	SOFTWARE 21.6%
67,000	Cadence Design Systems, Inc.(1)	20,646,050
26,600	Intuit, Inc.	20,950,958
28,069	Roper Technologies, Inc.	15,910,632
23,639	ServiceNow, Inc.(1)	24,302,783
22,800	Synopsys, Inc.(1)	11,689,104
		93,499,527
	TELECOMMUNICATIONS 4.6%
48,000	Motorola Solutions, Inc.	20,182,080
		131,427,304
MATERIALS 1.4%
	CHEMICALS 1.4%
22,100	Ecolab, Inc.	5,954,624
TOTAL COMMON STOCKS (Cost $179,145,699)		423,628,927
SHORT-TERM INVESTMENTS 2.4%
	MONEY MARKET FUNDS 2.4%
10,422,360	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(2)	10,422,360
TOTAL SHORT-TERM INVESTMENTS (Cost $10,422,360)		10,422,360
TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $189,568,059)		$434,051,287
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%		(539,609)
NET ASSETS 100.0%		$433,511,678

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of June 30, 2025.
The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2025 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$423,628,927	$—	$—	$423,628,927
Short-Term Investments	10,422,360	—	—	10,422,360
Total Investments in Securities	$434,051,287	$—	$—	$434,051,287

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Larger Companies Focused Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2025

Shares		Value
COMMON STOCKS 98.8%
COMMUNICATION SERVICES 20.0%
	INTERNET 20.0%
86,000	Alphabet, Inc. Class A	$15,155,780
48,000	Meta Platforms, Inc. Class A	35,428,320
16,000	Netflix, Inc.(1)	21,426,080
95,000	Roku, Inc.(1)	8,349,550
460,000	Snap, Inc. Class A(1)	3,997,400
		84,357,130
CONSUMER DISCRETIONARY 11.9%
	AUTO MANUFACTURERS 4.1%
380,000	Rivian Automotive, Inc. Class A(1)(2)	5,221,200
38,000	Tesla, Inc.(1)	12,071,080
		17,292,280
	ENTERTAINMENT 2.1%
210,000	DraftKings, Inc. Class A(1)	9,006,900
	INTERNET 5.7%
80,000	Amazon.com, Inc.(1)	17,551,200
1,100	Booking Holdings, Inc.	6,368,164
		23,919,364
		50,218,544
ENERGY 0.9%
	OIL & GAS 0.9%
27,000	Diamondback Energy, Inc.	3,709,800
FINANCIALS 12.0%
	DIVERSIFIED FINANCIALS 7.2%
50,000	Coinbase Global, Inc. Class A(1)	17,524,500
36,000	Visa, Inc. Class A	12,781,800
		30,306,300
	INTERNET 4.8%
215,000	Robinhood Markets, Inc. Class A(1)	20,130,450
		50,436,750
HEALTHCARE 9.5%
	BIOTECHNOLOGY 5.2%
345,000	Exelixis, Inc.(1)	15,205,875
14,700	Vertex Pharmaceuticals, Inc.(1)	6,544,440
		21,750,315
	HEALTHCARE PRODUCTS 2.2%
178,000	Exact Sciences Corp.(1)(2)	9,458,920
	PHARMACEUTICALS 2.1%
4,500	Eli Lilly & Co.	3,507,885
18,000	Madrigal Pharmaceuticals, Inc.(1)(2)	5,447,520
		8,955,405
		40,164,640
INDUSTRIALS 4.6%
	INTERNET 4.6%
205,000	Uber Technologies, Inc.(1)	19,126,500
Shares		Value
COMMON STOCKS 98.8% (continued)
INFORMATION TECHNOLOGY 39.9%
	COMPUTERS 3.1%
26,000	Crowdstrike Holdings, Inc. Class A(1)	$13,242,060
	INTERNET 1.5%
56,000	Shopify, Inc. Class A(1)	6,459,600
	SEMICONDUCTORS 19.7%
125,000	Advanced Micro Devices, Inc.(1)	17,737,500
60,000	ARM Holdings PLC ADR(1)(2)	9,704,400
52,000	Broadcom, Inc.	14,333,800
260,000	NVIDIA Corp.	41,077,400
		82,853,100
	SOFTWARE 15.6%
39,000	AppLovin Corp. Class A(1)	13,653,120
32,000	Microsoft Corp.	15,917,120
36,000	MicroStrategy, Inc. Class A(1)(2)	14,552,280
32,000	Salesforce, Inc.	8,726,080
7,000	ServiceNow, Inc.(1)	7,196,560
23,000	Workday, Inc. Class A(1)	5,520,000
		65,565,160
		168,119,920
TOTAL COMMON STOCKS (Cost $185,122,745)		416,133,284
SHORT-TERM INVESTMENTS 3.6%
	MONEY MARKET FUNDS 3.6%
4,840,597	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(3)	4,840,597
10,332,404	State Street Navigator Securities Lending Government Money Market Portfolio(4)	10,332,404
		15,173,001
TOTAL SHORT-TERM INVESTMENTS (Cost $15,173,001)		15,173,001
TOTAL INVESTMENTS IN SECURITIES 102.4% (Cost $200,295,746)		$431,306,285
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.4)%		(9,954,477)
NET ASSETS 100.0%		$421,351,808

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2025, the market value of the securities on loan was $29,220,868.
(3)	Rate reflects 7 day yield as of June 30, 2025.
(4)
Securities with an aggregate market value of
$29,220,868 were out on loan in exchange for collateral
including $10,332,404 of cash collateral as of June 30,
2025. The collateral was invested in a cash collateral
reinvestment vehicle. See note 1(K).

ADR	American Depositary Receipt.
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2025 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$416,133,284	$—	$—	$416,133,284
Short-Term Investments	15,173,001	—	—	15,173,001
Total Investments in Securities	$431,306,285	$—	$—	$431,306,285

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2025

Shares		Value
COMMON STOCKS 64.0%
CONSUMER DISCRETIONARY 1.2%
	DISTRIBUTION/WHOLESALE 1.2%
34,800	Pool Corp.(1)	$10,143,504
CONSUMER STAPLES 3.4%
	RETAIL 3.4%
30,000	Costco Wholesale Corp.	29,698,200
FINANCIALS 12.7%
	COMMERCIAL SERVICES 2.0%
33,619	S&P Global, Inc.	17,726,962
	DIVERSIFIED FINANCIALS 3.8%
180,944	Intercontinental Exchange, Inc.	33,197,796
	INSURANCE 5.7%
70,100	American Financial Group, Inc.	8,847,321
57,300	Marsh & McLennan Cos., Inc.	12,528,072
150,200	RLI Corp.	10,847,444
228,958	W.R. Berkley Corp.	16,821,544
		49,044,381
	SOFTWARE 1.2%
18,600	MSCI, Inc.	10,727,364
		110,696,503
HEALTHCARE 7.1%
	HEALTHCARE PRODUCTS 4.8%
26,812	IDEXX Laboratories, Inc.(2)	14,380,348
69,371	Stryker Corp.	27,445,249
		41,825,597
	HEALTHCARE SERVICES 1.2%
22,699	Chemed Corp.	11,052,824
	PHARMACEUTICALS 1.1%
60,000	Zoetis, Inc.	9,357,000
		62,235,421
INDUSTRIALS 14.7%
	AEROSPACE/DEFENSE 4.5%
16,400	HEICO Corp.	5,379,200
22,000	TransDigm Group, Inc.	33,454,080
		38,833,280
	BUILDING MATERIALS 1.6%
24,400	Lennox International, Inc.	13,987,056
	COMMERCIAL SERVICES 4.1%
158,846	Cintas Corp.	35,402,008
	DISTRIBUTION/WHOLESALE 0.3%
5,400	Watsco, Inc.(1)	2,384,748
	ENGINEERING & CONSTRUCTION 0.3%
39,300	Exponent, Inc.	2,936,103
	ENVIRONMENTAL CONTROL 3.9%
125,803	Republic Services, Inc.	31,024,278
16,000	Waste Connections, Inc.	2,987,520
		34,011,798
		127,554,993
INFORMATION TECHNOLOGY 24.9%
	COMPUTERS 3.6%
22,751	Accenture PLC Class A	6,800,047
Shares		Value
COMMON STOCKS 64.0% (continued)
INFORMATION TECHNOLOGY 24.9% (continued)
	COMPUTERS 3.6% (continued)
146,900	CGI, Inc.	$15,399,527
23,400	Gartner, Inc.(2)	9,458,748
		31,658,322
	INTERNET 0.4%
22,000	CDW Corp.	3,928,980
	SOFTWARE 17.9%
72,700	Cadence Design Systems, Inc.(2)	22,402,505
13,600	Fair Isaac Corp.(2)	24,860,256
24,810	Intuit, Inc.	19,541,100
22,600	Roper Technologies, Inc.	12,810,584
30,525	ServiceNow, Inc.(2)	31,382,142
25,800	Synopsys, Inc.(2)	13,227,144
52,737	Tyler Technologies, Inc.(2)	31,264,603
		155,488,334
	TELECOMMUNICATIONS 3.0%
61,100	Motorola Solutions, Inc.	25,690,106
		216,765,742
TOTAL COMMON STOCKS (Cost $254,596,350)		557,094,363

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
$ 1,405,781	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 6.41%, 3/25/43(3)(4)	1,426,432
1,540,077	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.61%, 1/25/43(3)(4)	1,571,767
1,531,230	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.61%, 5/25/43(3)(4)	1,563,294
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,491,516)		4,561,493
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.7%
1,207,061	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,191,496
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,556,088
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	743,456
1,215,876	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A1, 3.34%, 10/25/28	1,197,479
93,531	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(4)	88,030
1,000,000	Morgan Stanley Capital I Trust, Series 2021-L7, Class A4, 2.32%, 10/15/54	866,828
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,201,588)		5,643,377
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 10.2%
BASIC MATERIALS 0.4%
	IRON/STEEL 0.1%
$ 1,200,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(1)	$1,184,982
	MINING 0.3%
1,265,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30	1,251,923
1,200,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(1)	1,060,917
		2,312,840
		3,497,822
COMMUNICATIONS 0.9%
	INTERNET 0.4%
1,200,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	1,132,000
1,250,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34(1)	1,274,218
1,200,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	1,075,322
		3,481,540
	MEDIA 0.1%
1,200,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	1,197,728
	TELECOMMUNICATIONS 0.4%
1,240,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	1,037,763
1,200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 5.55%, 8/15/35	1,223,515
1,275,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	1,197,117
		3,458,395
		8,137,663
CONSUMER, CYCLICAL 0.7%
	AUTO MANUFACTURERS 0.1%
1,200,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34	1,176,214
	HOME BUILDERS 0.2%
1,200,000	Lennar Corp., Senior Unsecured Notes, 5.20%, 7/30/30	1,222,567
	LODGING 0.3%
1,200,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31	1,216,773
1,200,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	1,200,199
		2,416,972
	RETAIL 0.1%
1,225,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	1,047,977
		5,863,730
CONSUMER, NON-CYCLICAL 1.3%
	AGRICULTURE 0.1%
1,200,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 4.65%, 9/17/34	1,164,322
Principal Amount		Value
CORPORATE BONDS & NOTES 10.2% (continued)
CONSUMER, NON-CYCLICAL 1.3% (continued)
	BIOTECHNOLOGY 0.3%
$ 1,210,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	$1,170,450
1,225,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	1,063,938
		2,234,388
	COMMERCIAL SERVICES 0.1%
1,200,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34	1,218,873
	HEALTHCARE PRODUCTS 0.3%
1,200,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	1,217,588
1,200,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35	1,222,832
		2,440,420
	PHARMACEUTICALS 0.5%
1,200,000	AbbVie, Inc., Senior Unsecured Notes, 3.20%, 11/21/29	1,147,803
1,200,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	1,041,771
1,200,000	Eli Lilly & Co., Senior Unsecured Notes, 4.60%, 8/14/34	1,189,106
1,250,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	1,180,012
		4,558,692
		11,616,695
ENERGY 1.0%
	OIL & GAS 0.6%
1,250,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30	1,278,521
1,325,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	1,321,892
1,200,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	1,232,704
1,200,000	Valero Energy Corp., Senior Unsecured Notes, 5.15%, 2/15/30	1,223,736
		5,056,853
	PIPELINES 0.4%
1,250,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	1,038,647
1,200,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	1,191,380
1,250,000	Targa Resources Corp., 6.50%, 3/30/34	1,343,258
		3,573,285
		8,630,138
FINANCIAL 3.9%
	BANKS 2.5%
1,250,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(4)	1,264,635
1,250,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(4)	1,236,220
1,200,000	Barclays PLC, Senior Unsecured Notes, (1 day USD SOFR + 1.91%), 5.34%, 9/10/35(4)	1,190,993
See Notes to Financial Statements.

June 30, 2025

Principal Amount		Value
CORPORATE BONDS & NOTES 10.2% (continued)
FINANCIAL 3.9% (continued)
	BANKS 2.5% (continued)
$ 1,200,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(4)	$1,194,561
1,250,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(4)	1,247,199
1,200,000	Fifth Third Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.49%), 4.90%, 9/6/30(1)(4)	1,213,311
1,200,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(4)	1,185,485
1,200,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(4)	1,201,733
1,325,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	1,323,483
1,200,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(4)	959,445
1,200,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28	1,192,435
1,200,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(4)	1,183,043
1,250,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(4)	1,357,135
1,200,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(4)	1,202,759
1,200,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(4)	1,203,001
1,200,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(4)	1,184,903
1,250,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(4)	1,277,144
1,300,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(4)	1,107,878
		21,725,363
	DIVERSIFIED FINANCIALS 0.4%
1,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	1,132,487
1,200,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR + 1.84%), 5.04%, 5/1/34(4)	1,211,369
1,250,000	Capital One Financial Corp., Senior Unsecured Notes, 4.10%, 2/9/27	1,244,147
		3,588,003
	REITS 1.0%
1,200,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(1)	1,208,569
1,200,000	American Tower Corp., 5.50%, 3/15/28	1,233,351
Principal Amount		Value
CORPORATE BONDS & NOTES 10.2% (continued)
FINANCIAL 3.9% (continued)
	REITS 1.0% (continued)
$ 1,250,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	$1,107,477
1,200,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	1,218,779
1,250,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	1,082,507
1,200,000	Sabra Health Care LP, Guaranteed Notes, 3.20%, 12/1/31	1,069,348
1,225,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	1,226,904
		8,146,935
		33,460,301
INDUSTRIAL 0.5%
	AEROSPACE/DEFENSE 0.1%
1,250,000	RTX Corp., 4.50%, 6/1/42	1,106,405
	ELECTRONICS 0.1%
1,200,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	1,050,910
	MISCELLANEOUS MANUFACTURERS 0.2%
1,200,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	1,139,538
	PACKAGING & CONTAINERS 0.1%
1,200,000	Ball Corp., Guaranteed Notes, 2.88%, 8/15/30	1,081,782
		4,378,635
TECHNOLOGY 0.9%
	COMPUTERS 0.4%
1,200,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34	1,222,099
1,200,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.00%, 10/15/34	1,164,022
1,200,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31	1,083,726
		3,469,847
	SEMICONDUCTORS 0.4%
1,265,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	920,478
1,225,000	Broadcom, Inc., 4.30%, 11/15/32	1,188,244
1,200,000	Micron Technology, Inc., Senior Unsecured Notes, 6.05%, 11/1/35	1,255,878
		3,364,600
	SOFTWARE 0.1%
1,200,000	Fiserv, Inc., Senior Unsecured Notes, 4.20%, 10/1/28	1,193,497
		8,027,944
UTILITIES 0.6%
	ELECTRIC 0.4%
1,275,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	1,246,612
1,200,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34	1,232,785
1,200,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30(1)	1,227,927
		3,707,324
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 10.2% (continued)
UTILITIES 0.6% (continued)
	GAS 0.2%
$ 1,200,000	NiSource, Inc., Senior Unsecured Notes, 3.60%, 5/1/30	$1,151,011
		4,858,335
TOTAL CORPORATE BONDS & NOTES (Cost $89,453,147)		88,471,263
LONG-TERM MUNICIPAL SECURITIES 1.0%
	CALIFORNIA 0.3%
1,200,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	1,176,823
1,250,000	State of California, GO, 5.70%, 10/1/32	1,337,839
		2,514,662
	HAWAII 0.1%
1,200,000	State of Hawaii, GO, 4.62%, 10/1/32	1,216,766
	MICHIGAN 0.1%
1,200,000	University of Michigan, 5.18%, 4/1/35	1,195,583
	MINNESOTA 0.1%
1,195,000	Minnesota Housing Finance Agency, Series J, 5.85%, 7/1/44	1,197,416
	NEW YORK 0.2%
1,250,000	New York City Transitional Finance Authority Building Aid Revenue, (ST AID WITHHLDG), 4.80%, 7/15/26	1,257,361
	TEXAS 0.2%
1,250,000	City of Austin Electric Utility Revenue, Series A, 2.84%, 11/15/27	1,220,666
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $8,550,842)		8,602,454
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.8%
23,169	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	22,002
3,669	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	3,449
848,821	FHLMC Pool #QB2462, 3.00%, 8/1/50	742,401
1,695,652	FHLMC Pool #QB2958, 3.00%, 9/1/50	1,482,002
3,448,572	FHLMC Pool #QF1236, 4.50%, 10/1/52	3,303,756
2,511,508	FHLMC Pool #QG6306, 5.00%, 7/1/53	2,472,711
708,181	FHLMC Pool #RA6817, 2.50%, 2/1/52	593,042
665,656	FHLMC Pool #RB5022, 3.00%, 11/1/39	622,772
589,543	FHLMC Pool #SD7514, 3.50%, 4/1/50	537,851
1,757,406	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,536,716
688,135	FHLMC Pool #SD8196, 3.50%, 2/1/52	622,585
744,951	FHLMC Pool #ZS4647, 3.50%, 1/1/46	689,888
1,190,627	FNMA Pool #AS0516, 3.00%, 9/1/43	1,073,860
188,920	FNMA Pool #AX9528, 3.50%, 2/1/45	175,656
24,723	FNMA Pool #AZ6194, 3.50%, 10/1/45	23,047
1,027,707	FNMA Pool #BM3634, 3.50%, 5/1/47	948,346
934,296	FNMA Pool #BP5709, 2.50%, 5/1/50	784,524
689,078	FNMA Pool #CA5540, 3.00%, 4/1/50	607,384
4,571,040	FNMA Pool #CB2403, 2.50%, 12/1/51	3,800,579
7,117,401	FNMA Pool #CB5892, 4.50%, 3/1/53	6,821,666
2,224,495	FNMA Pool #FM2202, 4.00%, 12/1/48	2,105,473
Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.8% (continued)
$ 892,628	FNMA Pool #FM3254, 3.50%, 5/1/49	$826,664
883,814	FNMA Pool #FM4140, 2.50%, 9/1/50	743,358
873,823	FNMA Pool #FM9509, 3.00%, 11/1/36	836,956
1,022,569	FNMA Pool #FM9760, 3.50%, 11/1/51	927,693
1,600,052	FNMA Pool #FM9834, 3.50%, 6/1/49	1,464,406
1,372,665	FNMA Pool #FM9939, 4.00%, 1/1/52	1,279,053
813,844	FNMA Pool #MA4055, 2.50%, 6/1/50	683,878
2,590,393	FNMA Pool #MA4078, 2.50%, 7/1/50	2,172,153
1,081,367	FNMA Pool #MA4222, 3.50%, 12/1/50	984,240
1,265,765	FNMA Pool #MA4494, 3.00%, 12/1/51	1,103,149
1,989,835	FNMA Pool #MA4495, 3.50%, 12/1/51	1,804,037
2,160,904	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	2,010,091
6,437	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	6,288
26,371	FNMA REMIC Trust Series 2013-41, Series 2013-41, Class WD, 2.00%, 11/25/42	24,479
6,746,632	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	1,219,031
956,228	GNMA II Pool #MA3937, 3.50%, 9/20/46	887,925
632,315	GNMA II Pool #MA7054, 3.50%, 12/20/50	577,485
3,000,313	GNMA II Pool #MA7651, 3.50%, 10/20/51	2,740,167
5,550,010	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	4,717,599
9,757,397	GNMA II Pool #MA8043, 3.00%, 5/20/52	8,633,775
2,695,746	GNMA II Pool #MA8945, 4.00%, 6/20/53	2,517,287
2,984,229	GNMA II Pool #MA9527, 5.00%, 3/20/54	2,931,814
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $73,428,334)		68,061,238
U.S. TREASURY OBLIGATIONS 11.9%
7,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	6,320,508
1,000,000	U.S. Treasury Bonds, 1.13%, 5/15/40	621,719
8,000,000	U.S. Treasury Bonds, 3.88%, 5/15/43	7,145,625
3,000,000	U.S. Treasury Bonds, 3.63%, 5/15/53	2,446,875
3,000,000	U.S. Treasury Bonds, 4.25%, 8/15/54	2,739,609
5,000,000	U.S. Treasury Notes, 3.00%, 9/30/25	4,983,724
3,000,000	U.S. Treasury Notes, 4.63%, 2/28/26	3,008,350
8,800,000	U.S. Treasury Notes, 4.50%, 7/15/26	8,846,320
12,500,300	U.S. Treasury Notes, 2.25%, 8/15/27	12,125,291
4,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	3,904,844
4,200,000	U.S. Treasury Notes, 1.63%, 8/15/29(1)	3,867,609
9,000,000	U.S. Treasury Notes, 3.63%, 8/31/29	8,955,352
5,500,000	U.S. Treasury Notes, 1.50%, 2/15/30	4,977,070
10,000,000	U.S. Treasury Notes, 2.75%, 8/15/32	9,225,000
10,000,000	U.S. Treasury Notes, 3.88%, 8/15/33	9,847,656
9,300,000	U.S. Treasury Notes, 4.00%, 2/15/34	9,203,004
5,000,000	U.S. Treasury Notes, 4.25%, 5/15/35	5,007,812
TOTAL U.S. TREASURY OBLIGATIONS (Cost $103,130,234)		103,226,368

See Notes to Financial Statements.

June 30, 2025

Shares		Value
SHORT-TERM INVESTMENTS 3.6%
	MONEY MARKET FUNDS 3.6%
29,472,093	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(5)	$29,472,093
2,119,570	State Street Navigator Securities Lending Government Money Market Portfolio(6)	2,119,570
		31,591,663
TOTAL SHORT-TERM INVESTMENTS (Cost $31,591,663)		31,591,663
TOTAL INVESTMENTS IN SECURITIES 99.7% (Cost $571,443,674)		$867,252,219
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		2,611,501
NET ASSETS 100.0%		$869,863,720

(1)	A portion or all of the security was held on loan. As of June 30, 2025, the market value of the securities on loan was $19,399,190.
(2)	Non-income producing.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of June 30, 2025. The information in
parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of June 30, 2025.
(6)
Securities with an aggregate market value of
$19,399,190 were out on loan in exchange for collateral
including $2,119,570 of cash collateral as of June 30,
2025. The collateral was invested in a cash collateral
reinvestment vehicle. See note 1(K).

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
ST AID WITHHLDG	State Aid Withholding.
The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2025 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$557,094,363	$—	$—	$557,094,363
Collateralized Mortgage Obligations	—	4,561,493	—	4,561,493
Commercial Mortgage-Backed Securities	—	5,643,377	—	5,643,377
Corporate Bonds & Notes*	—	88,471,263	—	88,471,263
Long-Term Municipal Securities*	—	8,602,454	—	8,602,454
Residential Mortgage-Backed Securities	—	68,061,238	—	68,061,238
U.S. Treasury Obligations	—	103,226,368	—	103,226,368
Short-Term Investments	31,591,663	—	—	31,591,663
Total Investments in Securities	$588,686,026	$278,566,193	$—	$867,252,219

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 66.1%
COMMUNICATION SERVICES 11.0%
	INTERNET 10.2%
74,000	Alphabet, Inc. Class A	$13,041,020
27,400	Meta Platforms, Inc. Class A	20,223,666
8,500	Netflix, Inc.(1)	11,382,605
55,000	Roku, Inc.(1)	4,833,950
		49,481,241
	MEDIA 0.8%
30,000	Walt Disney Co.	3,720,300
		53,201,541
CONSUMER DISCRETIONARY 8.9%
	AUTO MANUFACTURERS 2.2%
240,000	Rivian Automotive, Inc. Class A(1)(2)	3,297,600
23,000	Tesla, Inc.(1)	7,306,180
		10,603,780
	ENTERTAINMENT 0.8%
95,000	DraftKings, Inc. Class A(1)	4,074,550
	INTERNET 4.6%
29,000	Alibaba Group Holding Ltd. ADR	3,288,890
67,500	Amazon.com, Inc.(1)	14,808,825
700	Booking Holdings, Inc.	4,052,468
		22,150,183
	LODGING 0.7%
12,000	Hilton Worldwide Holdings, Inc.	3,196,080
	RETAIL 0.6%
53,000	Chipotle Mexican Grill, Inc.(1)	2,975,950
		43,000,543
ENERGY 0.7%
	OIL & GAS 0.7%
25,000	Diamondback Energy, Inc.	3,435,000
FINANCIALS 9.8%
	1.0%
34,000	Blackstone, Inc.	5,085,720
	BANKS 3.0%
110,000	Bank of America Corp.	5,205,200
7,600	Goldman Sachs Group, Inc.	5,378,900
13,000	JPMorgan Chase & Co.	3,768,830
		14,352,930
	COMMERCIAL SERVICES 0.5%
32,000	PayPal Holdings, Inc.(1)	2,378,240
	DIVERSIFIED FINANCIALS 3.8%
19,000	Coinbase Global, Inc. Class A(1)	6,659,310
73,000	Interactive Brokers Group, Inc. Class A	4,044,930
22,000	Visa, Inc. Class A	7,811,100
		18,515,340
	INTERNET 1.5%
80,000	Robinhood Markets, Inc. Class A(1)	7,490,400
		47,822,630
HEALTHCARE 7.1%
	BIOTECHNOLOGY 3.4%
38,000	BioMarin Pharmaceutical, Inc.(1)	2,088,860
Shares		Value
COMMON STOCKS 66.1% (continued)
HEALTHCARE 7.1% (continued)
	BIOTECHNOLOGY 3.4% (continued)
250,000	Exelixis, Inc.(1)	$11,018,750
8,000	Vertex Pharmaceuticals, Inc.(1)	3,561,600
		16,669,210
	HEALTHCARE PRODUCTS 1.2%
105,000	Exact Sciences Corp.(1)	5,579,700
	PHARMACEUTICALS 2.5%
27,000	Dexcom, Inc.(1)	2,356,830
5,000	Eli Lilly & Co.	3,897,650
13,000	Madrigal Pharmaceuticals, Inc.(1)(2)	3,934,320
12,000	Zoetis, Inc.	1,871,400
		12,060,200
		34,309,110
INDUSTRIALS 3.9%
	AIRLINES 0.7%
64,000	Delta Air Lines, Inc.	3,147,520
	INTERNET 3.2%
240,000	Lyft, Inc. Class A(1)	3,782,400
128,000	Uber Technologies, Inc.(1)	11,942,400
		15,724,800
		18,872,320
INFORMATION TECHNOLOGY 24.7%
	COMPUTERS 2.2%
33,000	Apple, Inc.	6,770,610
8,200	Crowdstrike Holdings, Inc. Class A(1)	4,176,342
		10,946,952
	INTERNET 0.7%
28,000	Shopify, Inc. Class A(1)	3,229,800
	SEMICONDUCTORS 13.0%
103,000	Advanced Micro Devices, Inc.(1)	14,615,700
38,000	ARM Holdings PLC ADR(1)(2)	6,146,120
38,000	Broadcom, Inc.	10,474,700
55,000	Micron Technology, Inc.	6,778,750
121,000	NVIDIA Corp.	19,116,790
16,000	NXP Semiconductors NV	3,495,840
15,000	QUALCOMM, Inc.	2,388,900
		63,016,800
	SOFTWARE 8.8%
20,000	AppLovin Corp. Class A(1)	7,001,600
3,100	Intuit, Inc.	2,441,653
24,500	Microsoft Corp.	12,186,545
26,500	MicroStrategy, Inc. Class A(1)(2)	10,712,095
15,500	Salesforce, Inc.	4,226,695
3,200	ServiceNow, Inc.(1)	3,289,856
13,000	Workday, Inc. Class A(1)	3,120,000
		42,978,444
		120,171,996
TOTAL COMMON STOCKS (Cost $136,339,273)		320,813,140

See Notes to Financial Statements.

June 30, 2025

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
$ 422,364	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 6.41%, 3/25/43(3)(4)	$428,569
462,713	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.61%, 1/25/43(3)(4)	472,234
460,055	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.61%, 5/25/43(3)(4)	469,688
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,351,855)		1,370,491
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.3%
327,344	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	325,444
243,359	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	240,221
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	251,141
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	247,165
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	247,819
61,132	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	57,113
93,531	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(4)	88,030
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,568,620)		1,456,933
CORPORATE BONDS & NOTES 8.0%
BASIC MATERIALS 0.4%
	CHEMICALS 0.1%
500,000	Mosaic Co., Senior Unsecured Notes, 4.05%, 11/15/27	496,245
	IRON/STEEL 0.1%
500,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	493,743
	MINING 0.2%
500,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30	494,831
500,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	442,049
		936,880
		1,926,868
COMMUNICATIONS 0.7%
	INTERNET 0.3%
500,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(2)	471,667
500,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34(2)	509,687
500,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	448,051
		1,429,405
Principal Amount		Value
CORPORATE BONDS & NOTES 8.0% (continued)
COMMUNICATIONS 0.7% (continued)
	MEDIA 0.1%
$ 500,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	$499,221
	TELECOMMUNICATIONS 0.3%
600,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	502,144
500,000	Motorola Solutions, Inc., Senior Unsecured Notes, 5.55%, 8/15/35	509,798
500,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	469,457
		1,481,399
		3,410,025
CONSUMER, CYCLICAL 0.5%
	AUTO MANUFACTURERS 0.1%
500,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34	490,089
	HOME BUILDERS 0.1%
500,000	Lennar Corp., Senior Unsecured Notes, 5.20%, 7/30/30	509,403
	LODGING 0.2%
500,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31	506,989
500,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	500,083
		1,007,072
	RETAIL 0.1%
600,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(2)	513,295
		2,519,859
CONSUMER, NON-CYCLICAL 1.1%
	AGRICULTURE 0.1%
500,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 4.65%, 9/17/34	485,134
	BIOTECHNOLOGY 0.2%
500,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	483,657
500,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	434,260
		917,917
	COMMERCIAL SERVICES 0.2%
500,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34	507,864
500,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	467,839
		975,703
	HEALTHCARE PRODUCTS 0.2%
500,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	507,329
500,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35	509,513
		1,016,842
	PHARMACEUTICALS 0.4%
500,000	AbbVie, Inc., Senior Unsecured Notes, 3.20%, 11/21/29	478,251
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 8.0% (continued)
CONSUMER, NON-CYCLICAL 1.1% (continued)
	PHARMACEUTICALS 0.4% (continued)
$ 500,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	$434,072
500,000	Eli Lilly & Co., Senior Unsecured Notes, 4.60%, 8/14/34	495,461
500,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53(2)	472,005
		1,879,789
		5,275,385
ENERGY 0.8%
	OIL & GAS 0.5%
500,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30	511,408
500,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	498,827
500,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.15%, 3/1/30	509,482
500,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	513,627
500,000	Valero Energy Corp., Senior Unsecured Notes, 5.15%, 2/15/30	509,890
		2,543,234
	PIPELINES 0.3%
600,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	498,550
500,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	496,409
500,000	Targa Resources Corp., 6.50%, 3/30/34(2)	537,303
		1,532,262
		4,075,496
FINANCIAL 2.9%
	BANKS 1.9%
500,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(4)	505,854
500,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(4)	494,488
500,000	Barclays PLC, Senior Unsecured Notes, (1 day USD SOFR + 1.91%), 5.34%, 9/10/35(4)	496,247
500,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(4)	497,733
500,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(4)	498,879
500,000	Fifth Third Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.49%), 4.90%, 9/6/30(2)(4)	505,546
500,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(4)	493,952
500,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(4)	500,722
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	499,428
Principal Amount		Value
CORPORATE BONDS & NOTES 8.0% (continued)
FINANCIAL 2.9% (continued)
	BANKS 1.9% (continued)
$ 500,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(4)	$399,769
500,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28(2)	496,848
500,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(4)	492,935
500,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(4)	542,854
500,000	NatWest Group PLC, Senior Unsecured Notes, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(4)	504,410
500,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(4)	501,150
500,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(4)	501,250
500,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(4)	493,710
500,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(4)	510,858
500,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(2)(4)	426,107
		9,362,740
	DIVERSIFIED FINANCIALS 0.3%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	452,995
500,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR + 1.84%), 5.04%, 5/1/34(4)	504,737
500,000	Capital One Financial Corp., Senior Unsecured Notes, 4.10%, 2/9/27	497,658
		1,455,390
	REITS 0.7%
500,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(2)	503,570
500,000	American Tower Corp., 5.50%, 3/15/28	513,896
500,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	442,991
500,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	507,825
500,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	433,003
500,000	Sabra Health Care LP, Guaranteed Notes, 3.20%, 12/1/31	445,562
500,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	500,777
		3,347,624
		14,165,754
See Notes to Financial Statements.

June 30, 2025

Principal Amount		Value
CORPORATE BONDS & NOTES 8.0% (continued)
INDUSTRIAL 0.4%
	AEROSPACE/DEFENSE 0.1%
$ 500,000	RTX Corp., 4.50%, 6/1/42	$442,562
	ELECTRONICS 0.1%
600,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	525,455
	MISCELLANEOUS MANUFACTURERS 0.1%
500,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	474,808
	PACKAGING & CONTAINERS 0.1%
500,000	Ball Corp., Guaranteed Notes, 2.88%, 8/15/30	450,742
		1,893,567
TECHNOLOGY 0.7%
	COMPUTERS 0.3%
500,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34(2)	509,208
500,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.00%, 10/15/34	485,009
500,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31(2)	451,553
		1,445,770
	SEMICONDUCTORS 0.3%
500,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	363,825
500,000	Broadcom, Inc., 4.30%, 11/15/32	484,998
500,000	Micron Technology, Inc., Senior Unsecured Notes, 6.05%, 11/1/35	523,282
		1,372,105
	SOFTWARE 0.1%
500,000	Fiserv, Inc., Senior Unsecured Notes, 4.20%, 10/1/28	497,290
		3,315,165
UTILITIES 0.5%
	ELECTRIC 0.4%
500,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	488,867
500,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34(2)	513,660
500,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30(2)	511,636
500,000	Southern Co., 5.70%, 3/15/34	522,487
		2,036,650
	GAS 0.1%
500,000	NiSource, Inc., Senior Unsecured Notes, 3.60%, 5/1/30	479,588
		2,516,238
TOTAL CORPORATE BONDS & NOTES (Cost $38,693,604)		39,098,357
LONG-TERM MUNICIPAL SECURITIES 0.8%
	CALIFORNIA 0.2%
500,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	490,343
Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 0.8% (continued)
	CALIFORNIA 0.2% (continued)
$ 500,000	State of California, GO, 5.70%, 10/1/32	$535,136
		1,025,479
	HAWAII 0.2%
500,000	City & County Honolulu Wastewater System Revenue, Series B, 2.50%, 7/1/27	485,682
500,000	State of Hawaii, GO, 4.62%, 10/1/32	506,985
		992,667
	ILLINOIS 0.1%
500,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	523,842
	MICHIGAN 0.1%
500,000	University of Michigan, 5.18%, 4/1/35	498,159
	MINNESOTA 0.1%
500,000	Minnesota Housing Finance Agency, Series J, 5.85%, 7/1/44	501,011
	NEW YORK 0.1%
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3, 2.25%, 11/1/31	440,405
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $3,930,482)		3,981,563
RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.7%
38,614	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	36,670
5,688	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	5,779
69,401	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	62,817
1,379,075	FHLMC Pool #QB9661, 2.50%, 3/1/51	1,144,144
581,391	FHLMC Pool #QD2419, 3.00%, 12/1/51	507,249
1,377,825	FHLMC Pool #QE8017, 3.50%, 8/1/52	1,241,010
1,702,998	FHLMC Pool #QF1236, 4.50%, 10/1/52	1,631,485
984,240	FHLMC Pool #QG6306, 5.00%, 7/1/53	969,035
157,374	FHLMC Pool #RA6817, 2.50%, 2/1/52	131,787
442,171	FHLMC Pool #SB8215, 4.00%, 3/1/38	432,651
2,171,527	FHLMC Pool #SD4553, 3.00%, 9/1/53	1,881,597
330,589	FHLMC Pool #SD8093, 3.50%, 9/1/50	300,895
908,394	FHLMC Pool #SD8108, 3.00%, 11/1/50	794,320
1,795,641	FHLMC Pool #SD8255, 3.50%, 10/1/52	1,619,376
2,167,286	FHLMC Pool #SD8256, 4.00%, 10/1/52	2,019,177
2,029,217	FHLMC Pool #SD8266, MBS, 4.50%, 11/1/52	1,944,826
1,498,238	FHLMC Pool #SD8328, 4.50%, 6/1/53	1,434,332
299	FNMA Pool #AH3226, 5.00%, 2/1/41	302
87,583	FNMA Pool #AL0657, 5.00%, 8/1/41	88,673
73,736	FNMA Pool #AQ1853, 3.00%, 11/1/42	66,811
104,124	FNMA Pool #AU5409, 3.00%, 8/1/43	93,093
459,385	FNMA Pool #CA5540, 3.00%, 4/1/50	404,922
884,149	FNMA Pool #CB5892, 4.50%, 3/1/53	847,412
129,726	FNMA Pool #FM2202, 4.00%, 12/1/48	122,785
294,605	FNMA Pool #FM4140, 2.50%, 9/1/50	247,786
78,659	FNMA Pool #FM9760, 3.50%, 11/1/51	71,361
116,477	FNMA Pool #FM9834, 3.50%, 6/1/49	106,603
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.7% (continued)
$ 1,293,128	FNMA Pool #FS3526, 4.00%, 12/1/52	$1,204,186
140,044	FNMA Pool #MA4222, 3.50%, 12/1/50	127,466
1,967,960	FNMA Pool #MA4512, 2.50%, 1/1/52	1,637,557
1,151,696	FNMA Pool #MA5131, 3.50%, 7/1/53	1,037,953
729,779	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	678,847
10,728	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	10,480
1,124,439	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	203,172
41,575	GNMA II Pool #MA1521, 3.50%, 12/20/43	38,722
72,868	GNMA II Pool #MA1839, 4.00%, 4/20/44	69,293
80,975	GNMA II Pool #MA4836, 3.00%, 11/20/47	72,478
191,610	GNMA II Pool #MA7054, 3.50%, 12/20/50	174,996
1,535,044	GNMA II Pool #MA7651, 3.50%, 10/20/51	1,401,946
2,284,780	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	1,942,100
3,994,164	GNMA II Pool #MA8043, 3.00%, 5/20/52	3,534,212
1,064,013	GNMA II Pool #MA8945, 4.00%, 6/20/53	993,575
1,257,967	GNMA II Pool #MA9527, 5.00%, 3/20/54	1,235,872
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $33,674,953)		32,569,753
U.S. TREASURY OBLIGATIONS 10.3%
2,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	1,805,859
2,500,000	U.S. Treasury Bonds, 1.13%, 5/15/40	1,554,297
1,750,000	U.S. Treasury Bonds, 3.88%, 5/15/43	1,563,106
1,500,000	U.S. Treasury Bonds, 4.25%, 8/15/54	1,369,805
500,000	U.S. Treasury Notes, 3.00%, 9/30/25	498,372
4,000,000	U.S. Treasury Notes, 4.50%, 7/15/26	4,021,055
6,000,400	U.S. Treasury Notes, 2.25%, 8/15/27	5,820,388
5,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	4,881,055
7,000,000	U.S. Treasury Notes, 3.63%, 8/31/29	6,965,273
4,800,000	U.S. Treasury Notes, 1.50%, 2/15/30	4,343,625
1,000,000	U.S. Treasury Notes, 3.75%, 5/31/30	997,773
6,000,000	U.S. Treasury Notes, 2.75%, 8/15/32	5,535,000
3,500,000	U.S. Treasury Notes, 3.88%, 8/15/33	3,446,680
6,250,000	U.S. Treasury Notes, 4.00%, 2/15/34	6,184,814
1,000,000	U.S. Treasury Notes, 4.25%, 5/15/35	1,001,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,561,079)		49,988,665

Shares		Value
SHORT-TERM INVESTMENTS 7.4%
	MONEY MARKET FUNDS 7.4%
29,455,500	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(5)	29,455,500
Shares		Value
SHORT-TERM INVESTMENTS 7.4% (continued)
	MONEY MARKET FUNDS 7.4% (continued)
6,466,069	State Street Navigator Securities Lending Government Money Market Portfolio(6)	$6,466,069
		35,921,569
TOTAL SHORT-TERM INVESTMENTS (Cost $35,921,569)		35,921,569
TOTAL INVESTMENTS IN SECURITIES 99.9% (Cost $301,041,435)		$485,200,471
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		470,771
NET ASSETS 100.0%		$485,671,242

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of June 30, 2025, the market value of the securities on loan was $26,009,601.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of June 30, 2025. The information in
parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of June 30, 2025.
(6)
Securities with an aggregate market value of
$26,009,601 were out on loan in exchange for collateral
including $6,466,069 of cash collateral as of June 30,
2025. The collateral was invested in a cash collateral
reinvestment vehicle. See note 1(K).

ADR	American Depositary Receipt.
CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Notes to Financial Statements.

June 30, 2025

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2025 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$320,813,140	$—	$—	$320,813,140
Collateralized Mortgage Obligations	—	1,370,491	—	1,370,491
Commercial Mortgage-Backed Securities	—	1,456,933	—	1,456,933
Corporate Bonds & Notes*	—	39,098,357	—	39,098,357
Long-Term Municipal Securities*	—	3,981,563	—	3,981,563
Residential Mortgage-Backed Securities	—	32,569,753	—	32,569,753
U.S. Treasury Obligations	—	49,988,665	—	49,988,665
Short-Term Investments	35,921,569	—	—	35,921,569
Total Investments in Securities	$356,734,709	$128,465,762	$—	$485,200,471

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Value Line Core Bond Fund
Schedule of Investments (unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 1.8%
$ 199,134	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 6.41%, 3/25/43(1)(2)	$202,060
218,158	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.61%, 1/25/43(1)(2)	222,647
216,905	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.61%, 5/25/43(1)(2)	221,447
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $636,241)		646,154
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.1%
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	194,554
121,868	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53(2)	100,953
85,584	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	79,958
25,110	Sequoia Mortgage Trust, Series 2004-8, Class A1, (1 mo. USD Term SOFR + 0.81%), 5.13%, 9/20/34(2)	21,929
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $466,495)		397,394
CORPORATE BONDS & NOTES 31.0%
BASIC MATERIALS 1.2%
	IRON/STEEL 0.4%
150,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(3)	148,123
	MINING 0.8%
145,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30	143,501
150,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(3)	132,614
		276,115
		424,238
COMMUNICATIONS 2.8%
	INTERNET 1.2%
150,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	141,500
150,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34(3)	152,906
150,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	134,415
		428,821
	MEDIA 0.4%
150,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	149,716
	TELECOMMUNICATIONS 1.2%
150,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	125,536
150,000	Motorola Solutions, Inc., Senior Unsecured Notes, 5.55%, 8/15/35	152,940
150,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	140,837
		419,313
		997,850
Principal Amount		Value
CORPORATE BONDS & NOTES 31.0% (continued)
CONSUMER, CYCLICAL 2.1%
	AUTO MANUFACTURERS 0.4%
$ 150,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34	$147,027
	HOME BUILDERS 0.4%
150,000	Lennar Corp., Senior Unsecured Notes, 5.20%, 7/30/30	152,821
	LODGING 0.9%
150,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31	152,096
150,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	150,025
		302,121
	RETAIL 0.4%
150,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	128,324
		730,293
CONSUMER, NON-CYCLICAL 4.5%
	AGRICULTURE 0.4%
150,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 4.65%, 9/17/34	145,540
	BIOTECHNOLOGY 0.8%
160,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	154,770
150,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	130,278
		285,048
	COMMERCIAL SERVICES 0.8%
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34	152,359
155,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	145,030
		297,389
	HEALTHCARE PRODUCTS 0.9%
150,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	152,199
150,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35	152,854
		305,053
	PHARMACEUTICALS 1.6%
150,000	AbbVie, Inc., Senior Unsecured Notes, 3.20%, 11/21/29	143,475
150,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	130,222
150,000	Eli Lilly & Co., Senior Unsecured Notes, 4.60%, 8/14/34	148,638
150,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	141,602
		563,937
		1,596,967
ENERGY 3.0%
	OIL & GAS 1.7%
150,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30	153,423
See Notes to Financial Statements.

June 30, 2025

Principal Amount		Value
CORPORATE BONDS & NOTES 31.0% (continued)
ENERGY 3.0% (continued)
	OIL & GAS 1.7% (continued)
$ 150,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	$149,648
150,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	154,088
150,000	Valero Energy Corp., Senior Unsecured Notes, 5.15%, 2/15/30	152,967
		610,126
	PIPELINES 1.3%
150,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	124,638
150,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	148,922
150,000	Targa Resources Corp., 6.50%, 3/30/34	161,191
		434,751
		1,044,877
FINANCIAL 11.7%
	BANKS 7.6%
150,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(2)	151,756
150,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(2)	148,346
150,000	Barclays PLC, Senior Unsecured Notes, (1 day USD SOFR + 1.91%), 5.34%, 9/10/35(2)	148,874
150,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(2)	149,320
150,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(2)	149,664
150,000	Fifth Third Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.49%), 4.90%, 9/6/30(2)(3)	151,664
150,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(2)	148,186
150,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(2)	150,217
150,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	149,828
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(2)	119,931
150,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28	149,055
150,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(2)	147,880
150,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(2)	162,856
150,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(2)	150,345
Principal Amount		Value
CORPORATE BONDS & NOTES 31.0% (continued)
FINANCIAL 11.7% (continued)
	BANKS 7.6% (continued)
$ 150,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(2)	$150,375
150,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(2)	148,113
150,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(2)	153,257
150,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(2)	127,832
		2,657,499
	DIVERSIFIED FINANCIALS 1.2%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	135,898
150,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR + 1.84%), 5.04%, 5/1/34(2)	151,421
150,000	Capital One Financial Corp., Senior Unsecured Notes, 4.10%, 2/9/27	149,298
		436,617
	REITS 2.9%
150,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(3)	151,071
150,000	American Tower Corp., 5.50%, 3/15/28	154,169
150,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	132,897
150,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	152,347
150,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	129,901
150,000	Sabra Health Care LP, Guaranteed Notes, 3.20%, 12/1/31	133,669
150,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	150,233
		1,004,287
		4,098,403
INDUSTRIAL 1.5%
	AEROSPACE/DEFENSE 0.4%
150,000	RTX Corp., 4.50%, 6/1/42	132,768
	ELECTRONICS 0.3%
150,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	131,364
	MISCELLANEOUS MANUFACTURERS 0.4%
150,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	142,442
	PACKAGING & CONTAINERS 0.4%
150,000	Ball Corp., Guaranteed Notes, 2.88%, 8/15/30	135,223
		541,797
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 31.0% (continued)
TECHNOLOGY 2.0%
	COMPUTERS 0.4%
$ 150,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31	$135,466
	SEMICONDUCTORS 1.2%
150,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	109,148
150,000	Broadcom, Inc., 4.30%, 11/15/32	145,499
150,000	Micron Technology, Inc., Senior Unsecured Notes, 6.05%, 11/1/35	156,985
		411,632
	SOFTWARE 0.4%
150,000	Fiserv, Inc., Senior Unsecured Notes, 4.20%, 10/1/28	149,187
		696,285
UTILITIES 2.2%
	ELECTRIC 1.8%
150,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	146,660
150,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34	154,098
150,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30(3)	153,491
150,000	Southern Co., 5.70%, 3/15/34	156,746
		610,995
	GAS 0.4%
150,000	NiSource, Inc., Senior Unsecured Notes, 3.60%, 5/1/30	143,877
		754,872
TOTAL CORPORATE BONDS & NOTES (Cost $10,939,797)		10,885,582
LONG-TERM MUNICIPAL SECURITIES 3.1%
	CALIFORNIA 0.9%
150,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	147,103
150,000	State of California, GO, 5.70%, 10/1/32	160,540
		307,643
	HAWAII 0.4%
150,000	State of Hawaii, GO, 4.62%, 10/1/32	152,096
	ILLINOIS 0.5%
150,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	157,153
	MARYLAND 0.4%
150,000	Maryland Department of Housing & Community Development, Series F, (GNMA/FNMA/FHLMC), 5.06%, 3/1/33	150,380
	MINNESOTA 0.4%
150,000	Minnesota Housing Finance Agency, Series J, 5.85%, 7/1/44	150,303
	VIRGINIA 0.5%
175,000	City of Norfolk, GO, (ST AID WITHHLDG), 1.70%, 10/1/30	155,060
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,051,714)		1,072,635
Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 25.6%
$ 60,332	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	$59,746
27,087	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	25,512
14,508	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	13,640
14,699	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	14,109
30,472	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	28,641
96,214	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	87,227
108,550	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	103,179
15,221	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	14,442
162,597	FHLMC Pool #QB2958, 3.00%, 9/1/50	142,110
163,311	FHLMC Pool #QB5314, 2.50%, 11/1/50	136,782
186,325	FHLMC Pool #QB8153, 2.50%, 1/1/51	156,135
711,002	FHLMC Pool #QF1236, 4.50%, 10/1/52	681,145
118,134	FHLMC Pool #SD8023, 2.50%, 11/1/49	99,245
115,602	FHLMC Pool #SD8163, 3.50%, 8/1/51	104,792
374,476	FHLMC Pool #SD8173, 2.50%, 10/1/51	310,764
905,160	FHLMC Pool #SD8256, 4.00%, 10/1/52	843,303
42,241	FNMA Pool #AB2346, 4.50%, 2/1/41	42,097
9,816	FNMA Pool #AB5231, 2.50%, 5/1/27	9,652
10,274	FNMA Pool #AB5716, 3.00%, 7/1/27	10,132
36,420	FNMA Pool #AI4285, 5.00%, 6/1/41	36,799
191,312	FNMA Pool #AR6394, 3.00%, 2/1/43	173,026
49,607	FNMA Pool #AS5892, 3.50%, 10/1/45	46,022
16,557	FNMA Pool #AS6102, 3.50%, 11/1/45	15,340
28,138	FNMA Pool #AS6205, 3.50%, 11/1/45	26,070
22,954	FNMA Pool #AS6385, 4.00%, 12/1/45	21,755
56,610	FNMA Pool #AS9562, 3.00%, 5/1/47	50,028
61,984	FNMA Pool #AU4279, 3.00%, 9/1/43	55,944
47,415	FNMA Pool #AV0703, 4.00%, 12/1/43	45,637
14,514	FNMA Pool #AW7362, 2.50%, 8/1/29	14,052
55,698	FNMA Pool #AX0416, 4.00%, 8/1/44	52,692
35,568	FNMA Pool #AY1670, 3.50%, 2/1/45	33,071
19,251	FNMA Pool #AY4195, 4.00%, 5/1/45	18,278
25,296	FNMA Pool #BA3885, 3.50%, 11/1/45	23,394
118,424	FNMA Pool #CA2320, 3.50%, 9/1/48	109,384
55,126	FNMA Pool #CA5540, 3.00%, 4/1/50	48,591
612,523	FNMA Pool #CB0856, 3.00%, 6/1/51	532,759
738,265	FNMA Pool #CB5892, 4.50%, 3/1/53	707,589
902,700	FNMA Pool #FM9834, 3.50%, 6/1/49	826,172
33,886	FNMA Pool #MA0641, 4.00%, 2/1/31	33,635
55,437	FNMA Pool #MA4012, 2.00%, 5/1/35	50,964
399,550	FNMA Pool #MA4548, 2.50%, 2/1/52	332,336
4,291	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	4,192
3,620	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	3,557
1,124,439	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	203,172
28,410	GNMA II Pool #5332, 4.00%, 3/20/42	27,167
See Notes to Financial Statements.

June 30, 2025

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 25.6% (continued)
$ 106,247	GNMA II Pool #MA3937, 3.50%, 9/20/46	$98,658
95,805	GNMA II Pool #MA7054, 3.50%, 12/20/50	87,498
104,662	GNMA II Pool #MA7651, 3.50%, 10/20/51	95,587
757,921	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	644,245
1,155,792	GNMA II Pool #MA8043, 3.00%, 5/20/52	1,022,695
361,399	GNMA II Pool #MA8945, 4.00%, 6/20/53	337,474
348,925	GNMA II Pool #MA9527, 5.00%, 3/20/54	342,797
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $9,729,760)		9,003,233
U.S. TREASURY OBLIGATIONS 34.4%
1,300,000	U.S. Treasury Bonds, 3.50%, 2/15/39	1,173,809
650,000	U.S. Treasury Bonds, 1.13%, 5/15/40	404,117
500,000	U.S. Treasury Bonds, 3.88%, 5/15/43	446,602
600,000	U.S. Treasury Bonds, 2.25%, 2/15/52	366,492
150,000	U.S. Treasury Notes, 3.00%, 9/30/25	149,512
800,000	U.S. Treasury Notes, 4.63%, 2/28/26	802,227
1,100,000	U.S. Treasury Notes, 4.50%, 7/15/26	1,105,790
986,300	U.S. Treasury Notes, 2.25%, 8/15/27	956,711
500,000	U.S. Treasury Notes, 2.75%, 2/15/28	488,105
1,150,000	U.S. Treasury Notes, 3.63%, 8/31/29	1,144,295
1,200,000	U.S. Treasury Notes, 1.50%, 2/15/30	1,085,906
1,550,000	U.S. Treasury Notes, 2.75%, 8/15/32	1,429,875
850,000	U.S. Treasury Notes, 3.88%, 8/15/33	837,051
1,500,000	U.S. Treasury Notes, 4.00%, 2/15/34	1,484,355
200,000	U.S. Treasury Notes, 4.25%, 5/15/35	200,312
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,141,445)		12,075,159

Shares		Value
SHORT-TERM INVESTMENTS 2.6%
	MONEY MARKET FUNDS 2.6%
792,179	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(4)	792,179
131,200	State Street Navigator Securities Lending Government Money Market Portfolio(5)	131,200
		923,379
TOTAL SHORT-TERM INVESTMENTS (Cost $923,379)		923,379
TOTAL INVESTMENTS IN SECURITIES 99.6% (Cost $35,888,831)		$35,003,536
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%		137,538
NET ASSETS 100.0%		$35,141,074

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)
Floating or variable rate security. The rate disclosed is
the rate in effect as of June 30, 2025. The information in
parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(3)	A portion or all of the security was held on loan. As of June 30, 2025, the market value of the securities on loan was $850,011.
(4)	Rate reflects 7 day yield as of June 30, 2025.
(5)
Securities with an aggregate market value of $850,011
were out on loan in exchange for collateral including
$131,200 of cash collateral as of June 30, 2025. The
collateral was invested in a cash collateral reinvestment
vehicle. See note 1(K).

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
ST AID WITHHLDG	State Aid Withholding.
See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2025 (See Note 1(B)):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Collateralized Mortgage Obligations	$—	$646,154	$—	$646,154
Commercial Mortgage-Backed Securities	—	397,394	—	397,394
Corporate Bonds & Notes*	—	10,885,582	—	10,885,582
Long-Term Municipal Securities*	—	1,072,635	—	1,072,635
Residential Mortgage-Backed Securities	—	9,003,233	—	9,003,233
U.S. Treasury Obligations	—	12,075,159	—	12,075,159
Short-Term Investments	923,379	—	—	923,379
Total Investments in Securities	$923,379	$34,080,157	$—	$35,003,536

*	See Schedule of Investments for further breakdown by category.
See Notes to Financial Statements.

Statements of Assets and Liabilities
at June 30, 2025 (unaudited)

	Value Line Small Cap Opportunities Fund, Inc.	Value Line Mid Cap Focused Fund, Inc.
Assets:
Investments in securities, at value*	$757,322,268	$2,001,409,983
Receivable for capital shares sold	1,352,958	12,194,625
Receivable for securities sold	274,206	—
Dividends and interest receivable	269,672	715,211
Prepaid expenses	68,873	138,184
Receivable for securities lending income	4,036	3,207
Total Assets	759,292,013	2,014,461,210
Liabilities:
Payable for capital shares redeemed	342,236	1,491,792
Payable for securities purchased	307,278	1,245,262
Payable upon return of securities on loan(See Note 1(k))	—	15,825,000
Accrued expenses:
Advisory fee	457,011	1,048,555
Sub-transfer agent fees	105,636	290,811
Service and distribution plan fees	71,525	103,813
Auditing and legal fees payable	41,729	94,667
Custody and accounting fees payable	23,809	40,281
Transfer agent fees	8,338	66,076
Directors’ fees and expenses	1,147	1,846
Other	29,406	65,329
Total Liabilities	1,388,115	20,273,432
Commitments and contingent liabilities(See Note 5)
Net Assets	$757,903,898	$1,994,187,778
Net assets consist of:
Capital stock, at $0.001 and $1.00 par value, respectively (authorized 300,000,000 and 50,000,000 shares, respectively)	$12,489	$55,777,917
Additional paid-in capital	433,609,690	1,468,325,978
Distributable Earnings/(Loss)	324,281,719	470,083,883
Net Assets	$757,903,898	$1,994,187,778
Net Asset Value Per Share
Investor Class
Net Assets	$354,695,113	$507,599,010
Shares Outstanding	5,946,109	14,289,344
Net Asset Value, Offering and Redemption Price per Outstanding Share	$59.65	$35.52
Institutional Class
Net Assets	$403,208,785	$1,486,588,768
Shares Outstanding	6,542,516	41,488,573
Net Asset Value, Offering and Redemption Price per Outstanding Share	$61.63	$35.83
*Includes securities on loan of	$53,102,491	$57,814,212
Cost of investments	$456,599,692	$1,567,170,431
See Notes to Financial Statements.

Statements of Assets and Liabilities
at June 30, 2025 (unaudited) (continued)

	Value Line Select Growth Fund, Inc.	Value Line Larger Companies Focused Fund, Inc.
Assets:
Investments in securities, at value*	$434,051,287	$431,306,285
Dividends and interest receivable	180,543	25,004
Receivable for capital shares sold	62,227	756,495
Prepaid expenses	47,131	43,994
Receivable for securities lending income	—	2,931
Total Assets	434,341,188	432,134,709
Liabilities:
Payable for capital shares redeemed	355,031	48,744
Payable upon return of securities on loan(See Note 1(k))	—	10,332,404
Accrued expenses:
Advisory fee	256,883	232,030
Service and distribution plan fees	84,030	78,366
Transfer agent fees	30,609	13,715
Auditing and legal fees payable	28,965	23,716
Sub-transfer agent fees	24,678	8,328
Custody and accounting fees payable	18,561	18,023
Directors’ fees and expenses	1,045	305
Other	29,708	27,270
Total Liabilities	829,510	10,782,901
Commitments and contingent liabilities(See Note 5)
Net Assets	$433,511,678	$421,351,808
Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000 and 50,000,000 shares, respectively)	$11,697,031	$9,674,321
Additional paid-in capital	153,717,914	161,870,267
Distributable Earnings/(Loss)	268,096,733	249,807,220
Net Assets	$433,511,678	$421,351,808
Net Asset Value Per Share
Investor Class
Net Assets	$412,149,564	$407,830,500
Shares Outstanding	11,129,077	9,370,879
Net Asset Value, Offering and Redemption Price per Outstanding Share	$37.03	$43.52
Institutional Class
Net Assets	$21,362,114	$13,521,308
Shares Outstanding	567,954	303,442
Net Asset Value, Offering and Redemption Price per Outstanding Share	$37.61	$44.56
*Includes securities on loan of	$—	$29,220,868
Cost of investments	$189,568,059	$200,295,746
See Notes to Financial Statements.

Statements of Assets and Liabilities
at June 30, 2025 (unaudited) (continued)

	Value Line Asset Allocation Fund, Inc.	Value Line Capital Appreciation Fund, Inc.
Assets:
Investments in securities, at value*	$867,252,219	$485,200,471
Receivable for securities sold	3,044,623	6,543,107
Dividends and interest receivable	2,858,664	1,359,514
Receivable for capital shares sold	221,650	566,013
Prepaid expenses	64,422	42,219
Receivable for securities lending income	2,463	3,754
Total Assets	873,444,041	493,715,078
Liabilities:
Payable upon return of securities on loan(See Note 1(k))	2,119,570	6,466,069
Payable for capital shares redeemed	630,008	81,838
Dividends payable to shareholders	—	1,476
Payable for securities purchased	—	999,682
Accrued expenses:
Advisory fee	454,794	244,330
Sub-transfer agent fees	115,908	39,045
Service and distribution plan fees	72,571	76,772
Auditing and legal fees payable	55,388	29,420
Transfer agent fees	37,611	23,321
Custody and accounting fees payable	34,094	25,941
Directors’ fees and expenses	1,640	495
Other	58,737	55,447
Total Liabilities	3,580,321	8,043,836
Commitments and contingent liabilities(See Note 5)
Net Assets	$869,863,720	$485,671,242
Net assets consist of:
Capital stock, at $0.001 and $1.00 par value, respectively (authorized 300,000,000 and 75,000,000 shares, respectively)	$20,441	$34,609,061
Additional paid-in capital	531,049,678	246,706,841
Distributable Earnings/(Loss)	338,793,601	204,355,340
Net Assets	$869,863,720	$485,671,242
Net Asset Value Per Share
Investor Class
Net Assets	$354,367,137	$389,858,924
Shares Outstanding	8,343,818	27,786,614
Net Asset Value, Offering and Redemption Price per Outstanding Share	$42.47	$14.03
Institutional Class
Net Assets	$515,496,583	$95,812,318
Shares Outstanding	12,097,385	6,822,447
Net Asset Value, Offering and Redemption Price per Outstanding Share	$42.61	$14.04
*Includes securities on loan of	$19,399,190	$26,009,601
Cost of investments	$571,443,674	$301,041,435
See Notes to Financial Statements.

Statements of Assets and Liabilities
at June 30, 2025 (unaudited) (continued)

Value Line Core Bond Fund
Assets:
Investments in securities, at value*	$35,003,536
Dividends and interest receivable	320,704
Prepaid expenses	24,669
Receivable for capital shares sold	700
Receivable for securities lending income	181
Receivable from Adviser	131
Total Assets	35,349,921
Liabilities:
Payable upon return of securities on loan(See Note 1(k))	131,200
Payable for capital shares redeemed	9,759
Dividends payable to shareholders	8,735
Accrued expenses:
Custody and accounting fees payable	17,494
Auditing and legal fees payable	9,493
Transfer agent fees	9,430
Printing fee payable	5,568
Directors’ fees and expenses	130
Other	17,038
Total Liabilities	208,847
Commitments and contingent liabilities(See Note 5)
Net Assets	$35,141,074
Net assets consist of:
Capital stock, at $0.01 par value (authorized unlimited shares)	$27,030
Additional paid-in capital	41,332,863
Distributable Earnings/(Loss)	(6,218,819)
Net Assets	$35,141,074
Net Asset Value Per Share
Investor Class
Net Assets	$35,141,074
Shares Outstanding	2,702,956
Net Asset Value, Offering and Redemption Price per Outstanding Share	$13.00
*Includes securities on loan of	$850,011
Cost of investments	$35,888,831
See Notes to Financial Statements.

Statements of Operations

	Value Line Small Cap Opportunities Fund, Inc.	Value Line Mid Cap Focused Fund, Inc.
Investment Income:
Dividends (net of foreign withholding tax of $0 and $60,206, respectively)	$2,667,597	$7,731,153
Securities lending income (Net)	17,611	10,155
Total Income	2,685,208	7,741,308
Expenses:
Advisory fees	2,668,608	6,204,824
Service and distribution plan fees	427,961	632,672
Sub-transfer agent fees	364,877	910,255
Auditing and legal fees	92,001	230,892
Transfer agent fees	57,341	178,156
Custody and accounting fees	50,009	90,408
Directors’ fees and expenses	41,759	111,129
Registration and filing fees	40,327	118,530
Printing and postage fees	27,752	69,546
Fund administration fees	16,567	16,567
Compliance and tax service fees	16,213	34,560
Insurance fees	12,810	32,174
Other	22,315	29,767
Total Expenses Before Fees Waived (See Note 5)	3,838,540	8,659,480
Less: Fees Waived/Reimbursed by the Advisor	—	—
Net Expenses	3,838,540	8,659,480
Net Investment Income/(Loss)	(1,153,332)	(918,172)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain/(Loss) From:
Investments in securities	24,178,721	35,413,093
Foreign currency transactions	—	(103)
	24,178,721	35,412,990
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	(18,379,466)	32,830,799
Foreign Currency	—	622
	(18,379,466)	32,831,421
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	5,799,255	68,244,411
Net Increase/(Decrease) in Net Assets from Operations	$4,645,923	$67,326,239
See Notes to Financial Statements.

Statements of Operations (continued)

	Value Line Select Growth Fund, Inc.	Value Line Larger Companies Focused Fund, Inc.
Investment Income:
Dividends (net of foreign withholding tax of $4,746 and $0, respectively)	$1,672,396	$437,867
Securities lending income (Net)	—	17,730
Total Income	1,672,396	455,597
Expenses:
Advisory fees	1,542,757	1,295,426
Service and distribution plan fees	501,507	433,107
Sub-transfer agent fees	93,089	36,593
Auditing and legal fees	61,683	50,352
Transfer agent fees	51,400	44,636
Custody and accounting fees	37,638	35,909
Registration and filing fees	27,677	28,117
Directors’ fees and expenses	25,615	20,478
Fund administration fees	16,567	16,567
Compliance and tax service fees	12,226	11,918
Printing and postage fees	12,007	10,203
Insurance fees	8,643	6,990
Other	20,708	19,717
Total Expenses Before Fees Waived (See Note 5)	2,411,517	2,010,013
Less: Fees Waived/Reimbursed by the Advisor	(11,544)	(15,702)
Net Expenses	2,399,973	1,994,311
Net Investment Income/(Loss)	(727,577)	(1,538,714)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain/(Loss) From:
Investments in securities	14,297,642	18,945,745
Foreign currency transactions	16	—
	14,297,658	18,945,745
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	15,311,878	51,593,240
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	29,609,536	70,538,985
Net Increase/(Decrease) in Net Assets from Operations	$28,881,959	$69,000,271
See Notes to Financial Statements.

Statements of Operations (continued)

	Value Line Asset Allocation Fund, Inc.	Value Line Capital Appreciation Fund, Inc.
Investment Income:
Interest	$6,101,497	$2,861,638
Dividends (net of foreign withholding tax of $6,207 and $5,932, respectively)	2,636,329	1,152,700
Securities lending income (Net)	20,436	24,705
Total Income	8,758,262	4,039,043
Expenses:
Advisory fees	2,777,955	1,445,572
Service and distribution plan fees	445,678	452,442
Sub-transfer agent fees	361,607	129,728
Auditing and legal fees	123,447	64,090
Transfer agent fees	80,612	56,821
Custody and accounting fees	67,401	51,875
Directors’ fees and expenses	53,391	26,709
Registration and filing fees	45,265	32,897
Printing and postage fees	36,301	15,784
Compliance and tax service fees	20,175	12,582
Insurance fees	18,931	9,303
Fund administration fees	16,567	16,567
Other	25,119	21,583
Total Expenses Before Fees Waived (See Note 5)	4,072,449	2,335,953
Less: Fees Waived/Reimbursed by the Advisor	—	(18,443)
Net Expenses	4,072,449	2,317,510
Net Investment Income/(Loss)	4,685,813	1,721,533
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain/(Loss) From:
Investments in securities	27,284,044	20,078,416
Foreign currency transactions	(173)	—
	27,283,871	20,078,416
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	9,329,958	25,585,074
Foreign Currency	365	—
	9,330,323	25,585,074
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments	36,614,194	45,663,490
Net Increase/(Decrease) in Net Assets from Operations	$41,300,007	$47,385,023
See Notes to Financial Statements.

Statements of Operations (continued)

Value Line Core Bond Fund
Investment Income:
Interest	$764,861
Dividends	24,201
Securities lending income (Net)	1,713
Total Income	790,775
Expenses:
Advisory fees	50,974
Service and distribution plan fees	43,845
Custody and accounting fees	34,681
Transfer agent fees	22,131
Fund administration fees	16,567
Registration and filing fees	16,428
Auditing and legal fees	13,695
Printing and postage fees	7,617
Compliance and tax service fees	5,786
Directors’ fees and expenses	2,069
Insurance fees	46
Other	17,141
Total Expenses Before Fees Waived (See Note 5)	230,980
Less: Service and Distribution Plan Fees Waived	(43,845)
Less: Fees Waived/Reimbursed by the Advisor	(46,830)
Net Expenses	140,305
Net Investment Income/(Loss)	650,470
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) From:
Investments in securities	(256,089)
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments in securities	871,350
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments	615,261
Net Increase/(Decrease) in Net Assets from Operations	$1,265,731
See Notes to Financial Statements.

Statements of Changes in Net Assets

	Value Line Small Cap Opportunities Fund, Inc.		Value Line Mid Cap Focused Fund, Inc.
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income/(loss)	$(1,153,332)	$(1,497,405)	$(918,172)	$3,833,994
Net realized gain/(loss) on investments	24,178,721	7,015,341	35,412,990	18,058,433
Change in net unrealized appreciation/(depreciation) on investments	(18,379,466)	75,347,654	32,831,421	75,328,430
Net increase/(decrease) in net assets from operations	4,645,923	80,865,590	67,326,239	97,220,857
Distributions to Shareholders from:
Investor Class	—	(327,637)	—	(5,183,716)
Institutional Class	—	(321,146)	—	(16,504,048)
	—	(648,783)	—	(21,687,764)
Share Transactions:
Proceeds from sale of shares
Investor Class	19,368,169	33,429,929	32,962,993	180,220,740
Institutional Class	105,398,689	178,438,467	299,016,333	802,124,218
Proceeds from reinvestment of distributions to shareholders
Investor Class	—	323,450	—	5,067,158
Institutional Class	—	311,969	—	15,083,052
Cost of shares redeemed
Investor Class	(24,460,811)	(41,711,128)	(70,510,906)	(110,036,937)
Institutional Class	(71,273,988)	(60,731,980)	(273,267,669)	(291,194,925)
Net increase/(decrease) in net assets from capital share transactions	29,032,059	110,060,707	(11,799,249)	601,263,306
Total increase in net assets	33,677,982	190,277,514	55,526,990	676,796,399
Net Assets:
Beginning of period	724,225,916	533,948,402	1,938,660,788	1,261,864,389
End of period	$757,903,898	$724,225,916	$1,994,187,778	$1,938,660,788
Capital Share Transactions:
Shares sold
Investor Class	331,949	575,978	961,067	5,221,824
Institutional Class	1,781,931	3,031,691	8,611,391	22,911,540
Shares issued to shareholders in reinvestment of distributions
Investor Class	—	5,389	—	146,534
Institutional Class	—	5,037	—	433,048
Shares redeemed
Investor Class	(423,311)	(728,802)	(2,049,411)	(3,156,512)
Institutional Class	(1,212,551)	(1,028,623)	(7,861,907)	(8,386,941)
See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Value Line Select Growth Fund, Inc.		Value Line Larger Companies Focused Fund, Inc.
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income/(loss)	$(727,577)	$274,553	$(1,538,714)	$(2,953,094)
Net realized gain/(loss) on investments and foreign currency	14,297,658	39,213,079	18,945,745	17,320,858
Change in net unrealized appreciation/(depreciation) on investments	15,311,878	10,650,653	51,593,240	65,878,673
Net increase/(decrease) in net assets from operations	28,881,959	50,138,285	69,000,271	80,246,437
Distributions to Shareholders from:
Investor Class	—	(41,322,432)	—	(9,147,902)
Institutional Class	—	(1,898,338)	—	(201,183)
	—	(43,220,770)	—	(9,349,085)
Share Transactions:
Proceeds from sale of shares
Investor Class	2,948,062	4,869,456	9,295,642	27,158,976
Institutional Class	6,538,107	6,634,980	5,610,392	3,295,308
Proceeds from reinvestment of distributions to shareholders
Investor Class	(12,761)	40,041,408	—	8,870,293
Institutional Class	—	1,834,753	—	200,510
Cost of shares redeemed
Investor Class	(23,327,660)	(44,176,119)	(17,363,678)	(61,045,603)
Institutional Class	(4,991,411)	(10,180,833)	(2,686,154)	(5,980,133)
Net increase/(decrease) in net assets from capital share transactions	(18,845,663)	(976,355)	(5,143,798)	(27,500,649)
Total increase in net assets	10,036,296	5,941,160	63,856,473	43,396,703
Net Assets:
Beginning of period	423,475,382	417,534,222	357,495,335	314,098,632
End of period	$433,511,678	$423,475,382	$421,351,808	$357,495,335
Capital Share Transactions:
Shares sold
Investor Class	82,374	131,813	240,341	894,244
Institutional Class	180,493	173,294	132,962	95,819
Shares issued to shareholders in reinvestment of distributions
Investor Class	(355)	1,143,387	—	239,608
Institutional Class	—	51,654	—	5,297
Shares redeemed
Investor Class	(658,074)	(1,191,356)	(478,057)	(1,865,181)
Institutional Class	(136,648)	(264,212)	(76,608)	(187,662)
See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Value Line Asset Allocation Fund, Inc.		Value Line Capital Appreciation Fund, Inc.
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income/(loss)	$4,685,813	$13,304,992	$1,721,533	$3,790,674
Net realized gain/(loss) on investments and foreign currency	27,283,871	57,232,243	20,078,416	32,437,181
Change in net unrealized appreciation/(depreciation) on investments	9,330,323	17,951,692	25,585,074	50,588,606
Net increase/(decrease) in net assets from operations	41,300,007	88,488,927	47,385,023	86,816,461
Distributions to Shareholders from:
Investor Class	—	(34,389,742)	—	(2,975,222)
Institutional Class	—	(51,237,719)	—	(892,162)
	—	(85,627,461)	—	(3,867,384)
Share Transactions:
Proceeds from sale of shares
Investor Class	7,885,913	24,316,188	10,501,595	19,226,168
Institutional Class	32,290,454	74,611,090	9,493,744	9,866,513
Proceeds from reinvestment of distributions to shareholders
Investor Class	—	33,233,765	(1,315)	2,768,898
Institutional Class	—	49,728,616	—	864,193
Cost of shares redeemed
Investor Class	(37,161,550)	(79,291,306)	(35,433,934)	(59,469,561)
Institutional Class	(74,245,483)	(153,928,303)	(10,163,069)	(36,085,170)
Net increase/(decrease) in net assets from capital share transactions	(71,230,666)	(51,329,950)	(25,602,979)	(62,828,959)
Total increase/(decrease) in net assets	(29,930,659)	(48,468,484)	21,782,044	20,120,118
Net Assets:
Beginning of period	899,794,379	948,262,863	463,889,198	443,769,080
End of period	$869,863,720	$899,794,379	$485,671,242	$463,889,198
Capital Share Transactions:
Shares sold
Investor Class	190,590	569,921	802,033	1,660,941
Institutional Class	784,516	1,721,610	733,236	856,283
Shares issued to shareholders in reinvestment of distributions
Investor Class	—	812,760	(103)	216,659
Institutional Class	—	1,213,781	—	67,621
Shares redeemed
Investor Class	(899,670)	(1,847,061)	(2,852,515)	(5,188,420)
Institutional Class	(1,800,274)	(3,567,997)	(807,220)	(3,135,323)
See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Value Line Core Bond Fund
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income/(loss)	$650,470	$1,287,892
Net realized gain/(loss) on investments	(256,089)	(1,691,974)
Change in net unrealized appreciation/(depreciation) on investments	871,350	650,316
Net increase/(decrease) in net assets from operations	1,265,731	246,234
Distributions to Shareholders from:
Investor Class	(699,042)	(1,360,814)
Share Transactions (Investor Class):
Proceeds from sale of shares	1,147,594	2,005,221
Proceeds from reinvestment of distributions to shareholders	632,178	1,240,207
Cost of shares redeemed	(2,594,656)	(4,687,337)
Net increase/(decrease) in net assets from capital share transactions	(814,884)	(1,441,909)
Total decrease in net assets	(248,195)	(2,556,489)
Net Assets:
Beginning of period	35,389,269	37,945,758
End of period	$35,141,074	$35,389,269
Capital Share Transactions (Investor Class):
Shares sold	89,133	153,909
Shares issued to shareholders in reinvestment of dividends	48,858	95,630
Shares redeemed	(201,641)	(359,916)
See Notes to Financial Statements.

Value Line Small Cap Opportunities Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Value Line Small Cap Opportunities Fund, Inc. Investor Class
	Six Months Ended June 30,	Year Ended December 31,		Period Ended December 31,	Year Ended March 31,
	2025 (unaudited)	2024	2023	2022*	2022	2021

Net asset value, beginning of period	$59.36	$52.01	$42.99	$48.36	$53.12	$34.69
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.13)	(0.20)	(0.14)	(0.03)	(0.28)	(0.22)
Net gains/(losses) on securities (both realized and unrealized)	0.42	7.60	9.59	(4.15)	(1.21)	22.68
Total from investment operations	0.29	7.40	9.45	(4.18)	(1.49)	22.46
Less distributions:
Distributions from net realized gains	—	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Total distributions	—	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Net asset value, end of period	$59.65	$59.36	$52.01	$42.99	$48.36	$53.12
Total return	0.49%(2)	14.24%	22.00%	(8.73)%(2)	(3.34)%	65.92%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$354,695	$358,369	$321,658	$275,060	$328,455	$386,766
Ratio of expenses to average net assets	1.20%(3)	1.18%	1.18%	1.18%(3)	1.16%	1.18%
Ratio of net investment income/(loss) to average net assets	(0.45)%(3)	(0.34)%	(0.30)%	(0.09)%(3)	(0.52)%	(0.48)%
Portfolio turnover rate	6%(2)	8%	11%	4%(2)	3%	4%

	Value Line Small Cap Opportunities Fund, Inc. Institutional Class
	Six Months Ended June 30,	Year Ended December 31,		Period Ended December 31,	Year Ended March 31,
	2025 (unaudited)	2024	2023	2022*	2022	2021

Net asset value, beginning of period	$61.25	$53.54	$44.14	$49.52	$54.19	$35.25
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.06)	(0.06)	(0.01)	0.05	(0.14)	(0.10)
Net gains/(losses) on securities (both realized and unrealized)	0.44	7.82	9.84	(4.24)	(1.26)	23.07
Total from investment operations	0.38	7.76	9.83	(4.19)	(1.40)	22.97
Less distributions:
Distributions from net realized gains	—	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Total distributions	—	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Net asset value, end of period	$61.63	$61.25	$53.54	$44.14	$49.52	$54.19
Total return	0.62%(2)	14.50%	22.29%	(8.54)%(2)	(3.10)%	66.33%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$403,209	$365,857	$212,291	$93,453	$126,593	$119,237
Ratio of gross expenses to average net assets	0.95%(3)	0.97%	0.98%	0.99%(3)	0.95%	0.96%
Ratio of net expenses to average net assets	0.95%(3)	0.96%	0.93%	0.93%(3)	0.91%	0.93%
Ratio of net investment income/(loss) to average net assets	(0.20)%(3)	(0.10)%	(0.01)%	0.15%(3)	(0.25)%	(0.21)%
Portfolio turnover rate	6%(2)	8%	11%	4%(2)	3%	4%

*	For the nine month period ended December 31, 2022.
(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
See Notes to Financial Statements.

Value Line Mid Cap Focused Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Value Line Mid Cap Focused Fund, Inc. Investor Class
	Six Months Ended June 30,	Years Ended December 31,
	2025 (unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$34.36	$32.24	$26.41	$31.24	$28.29	$25.49
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.05)	0.02	0.04	0.03	0.10 (2)	(0.12)
Net gains/(losses) on securities (both realized and unrealized)	1.21	2.44	5.80	(2.96)	5.42	5.13
Total from investment operations	1.16	2.46	5.84	(2.93)	5.52	5.01
Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)	(0.03)	—	(0.02)
Distributions from net realized gains	—	(0.32)	—	(1.87)	(2.57)	(2.19)
Total distributions	—	(0.34)	(0.01)	(1.90)	(2.57)	(2.21)
Net asset value, end of period	$35.52	$34.36	$32.24	$26.41	$31.24	$28.29
Total return	3.38%(3)	7.62%	22.11%	(9.56)%	19.88%	19.96%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$507,599	$528,378	$424,471	$274,371	$318,184	$332,898
Ratio of expenses to average net assets	1.08%(4)	1.08%	1.08%	1.07%	1.07%	1.10%
Ratio of net investment income/(loss) to average net assets	(0.28)%(4)	0.06%	0.12%	0.10%	0.33%(2)	(0.46)%
Portfolio turnover rate	5%(3)	5%	1%	13%	0%(5)	4%

	Value Line Mid Cap Focused Fund, Inc. Institutional Class
	Six Months Ended June 30,	Years Ended December 31,
	2025 (unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$34.62	$32.48	$26.60	$31.46	$28.39	$25.59
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.01)	0.11	0.12	0.10	0.19 (2)	(0.04)
Net gains/(losses) on securities (both realized and unrealized)	1.22	2.45	5.83	(2.98)	5.45	5.14
Total from investment operations	1.21	2.56	5.95	(2.88)	5.64	5.10
Less distributions:
Dividends from net investment income	—	(0.10)	(0.07)	(0.11)	—	(0.11)
Distributions from net realized gains	—	(0.32)	—	(1.87)	(2.57)	(2.19)
Total distributions	—	(0.42)	(0.07)	(1.98)	(2.57)	(2.30)
Net asset value, end of period	$35.83	$34.62	$32.48	$26.60	$31.46	$28.39
Total return	3.49%(3)	7.87%	22.38%	(9.35)%	20.24%	20.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,486,589	$1,410,282	$837,394	$253,758	$177,272	$138,967
Ratio of gross expenses to average net assets	0.84%(4)	0.87%	0.87%	0.86%	0.86%	0.89%
Ratio of net expenses to average net assets	0.84%(4)	0.87%	0.87%	0.82%	0.82%	0.85%
Ratio of net investment income/(loss) to average net assets	(0.03)%(4)	0.31%	0.40%	0.35%	0.63%(2)	(0.15)%
Portfolio turnover rate	5%(3)	5%	1%	13%	0%(5)	4%

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)
Includes income resulting from special dividends. For the year ended December 31, 2021, without these dividends, the per share value for the
Investor Class and Institutional Class would have been $(0.18) and $(0.09), respectively, and the ratio for the Investor Class and Institutional
Class would have been (0.59)% and (0.30)%, respectively.

(3)	Not annualized.
(4)	Annualized.
(5)	Amount is less than 0.50%.
See Notes to Financial Statements.

Value Line Select Growth Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Value Line Select Growth Fund, Inc. Investor Class
	Six Months Ended June 30,	Years Ended December 31,
	2025 (unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$34.61	$34.25	$28.74	$40.46	$37.49	$38.93
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.06)	0.02	0.01	(0.12)	(0.25)	(0.17)
Net gains/(losses) on securities (both realized and unrealized)	2.48	4.20	8.92	(8.11)	9.08	8.91
Total from investment operations	2.42	4.22	8.93	(8.23)	8.83	8.74
Less distributions:
Dividends from net investment income	—	(0.03)	—	—	—	—
Distributions from net realized gains	—	(3.83)	(3.42)	(3.49)	(5.86)	(10.18)
Total distributions	—	(3.86)	(3.42)	(3.49)	(5.86)	(10.18)
Net asset value, end of period	$37.03	$34.61	$34.25	$28.74	$40.46	$37.49
Total return	6.99%(2)	12.20%	31.11%	(20.67)%	24.16%	23.12%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$412,150	$405,077	$397,990	$331,514	$486,661	$451,806
Ratio of expenses to average net assets	1.15%(3)	1.14%	1.16%	1.13%	1.13%	1.16%
Ratio of net investment income/(loss) to average net assets	(0.36)%(3)	0.05%	0.03%	(0.37)%	(0.62)%	(0.43)%
Portfolio turnover rate	2%(2)	8%	14%	6%	3%	12%

	Value Line Select Growth Fund, Inc. Institutional Class
	Six Months Ended June 30,	Year Ended December 31,				Period Ended December 31,
	2025 (unaudited)	2024	2023	2022	2021	2020(4)

Net asset value, beginning of period	$35.10	$34.69	$29.01	$40.69	$37.58	$36.44
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.02)	0.11	0.12	(0.04)	(0.15)	0.02
Net gains/(losses) on securities (both realized and unrealized)	2.53	4.26	8.98	(8.15)	9.12	11.30
Total from investment operations	2.51	4.37	9.10	(8.19)	8.97	11.32
Less distributions:
Dividends from net investment income	—	(0.13)	—	—	—	—
Distributions from net realized gains	—	(3.83)	(3.42)	(3.49)	(5.86)	(10.18)
Total distributions	—	(3.96)	(3.42)	(3.49)	(5.86)	(10.18)
Net asset value, end of period	$37.61	$35.10	$34.69	$29.01	$40.69	$37.58
Total return	7.12%(2)	12.49%	31.41%	(20.45)%	24.47%	31.78%(2)
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$21,362	$18,398	$19,544	$10,801	$15,739	$11,963
Ratio of gross expenses to average net assets	1.02%(3)	1.03%	1.10%	1.11%	1.04%	1.96%(3)
Ratio of net expenses to average net assets	0.90%(3)	0.89%	0.91%	0.88%	0.88%	0.91%(3)
Ratio of net investment income/(loss) to average net assets	(0.11)%(3)	0.30%	0.36%	(0.12)%	(0.37)%	0.08%(3)
Portfolio turnover rate	2%(2)	8%	14%	6%	3%	12%(2)

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Commenced operations on May 1, 2020.
See Notes to Financial Statements.

Value Line Larger Companies Focused Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Value Line Larger Companies Focused Fund, Inc. Investor Class
	Six Months Ended June 30,	Years Ended December 31,
	2025 (unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$36.25	$29.41	$18.49	$34.36	$38.35	$28.87
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.16)	(0.28)	(0.15)	(0.08)	(0.35)	(0.29)
Net gains/(losses) on securities (both realized and unrealized)	7.43	8.09	11.07	(13.17)	1.29	13.42
Total from investment operations	7.27	7.81	10.92	(13.25)	0.94	13.13
Less distributions:
Distributions from net realized gains	—	(0.97)	—	(2.62)	(4.93)	(3.65)
Total distributions	—	(0.97)	—	(2.62)	(4.93)	(3.65)
Net asset value, end of period	$43.52	$36.25	$29.41	$18.49	$34.36	$38.35
Total return	20.06%(2)	26.49%	59.06%	(38.99)%	2.89%	45.98%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$407,831	$348,335	$304,094	$200,602	$367,681	$394,389
Ratio of gross expenses to average net assets	1.13%(3)	1.14%	1.16%	1.14%	1.14%	1.15%
Ratio of net expenses to average net assets	1.13%(3)	1.14%	1.15%	1.14%	1.14%	1.15%
Ratio of net investment income/(loss) to average net assets	(0.87)%(3)	(0.85)%	(0.61)%	(0.30)%	(0.87)%	(0.86)%
Portfolio turnover rate	23%(2)	23%	29%	58%	27%	54%

	Value Line Larger Companies Focused Fund, Inc. Institutional Class
	Six Months Ended June 30,	Years Ended December 31,
	2025 (unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$37.07	$29.99	$18.80	$34.79	$38.68	$29.03
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.12)	(0.20)	(0.09)	(0.02)	(0.26)	(0.21)
Net gains/(losses) on securities (both realized and unrealized)	7.61	8.25	11.28	(13.35)	1.30	13.51
Total from investment operations	7.49	8.05	11.19	(13.37)	1.04	13.30
Less distributions:
Distributions from net realized gains	—	(0.97)	—	(2.62)	(4.93)	(3.65)
Total distributions	—	(0.97)	—	(2.62)	(4.93)	(3.65)
Net asset value, end of period	$44.56	$37.07	$29.99	$18.80	$34.79	$38.68
Total return	20.21%(2)	26.78%	59.52%	(38.85)%	3.12%	46.36%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$13,521	$9,160	$10,004	$4,080	$8,730	$6,519
Ratio of gross expenses to average net assets	1.24%(3)	1.19%	1.45%	1.25%	1.36%	1.80%
Ratio of net expenses to average net assets	0.88%(3)	0.89%	0.90%	0.89%	0.90%	0.90%
Ratio of net investment income/(loss) to average net assets	(0.62)%(3)	(0.62)%	(0.38)%	(0.06)%	(0.63)%	(0.62)%
Portfolio turnover rate	23%(2)	23%	29%	58%	27%	54%

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Value Line Asset Allocation Fund, Inc. Investor Class
	Six Months Ended June 30,	Year Ended December 31,		Period Ended December 31,	Year Ended March 31,
	2025 (unaudited)	2024	2023	2022*	2022	2021

Net asset value, beginning of period	$40.54	$40.72	$36.87	$42.79	$43.14	$34.72
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.19	0.54	0.42	0.13	0.03	0.00 (2)
Net gains/(losses) on securities (both realized and unrealized)	1.74	3.40	7.46	(3.84)	2.59	8.65
Total from investment operations	1.93	3.94	7.88	(3.71)	2.62	8.65
Less distributions:
Dividends from net investment income	—	(0.64)	(0.44)	(0.33)	(0.01)	(0.01)
Distributions from net realized gains	—	(3.48)	(3.59)	(1.88)	(2.96)	(0.22)
Total distributions	—	(4.12)	(4.03)	(2.21)	(2.97)	(0.23)
Net asset value, end of period	$42.47	$40.54	$40.72	$36.87	$42.79	$43.14
Total return	4.76%(3)	9.57%	21.39%	(8.81)%(3)	5.70%	24.93%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$354,367	$367,042	$387,504	$372,165	$499,220	$621,482
Ratio of gross expenses to average net assets	1.09%(4)	1.06%	1.06%	1.04%(4)	1.02%	1.03%
Ratio of net investment income/(loss) to average net assets	0.92%(4)	1.26%	1.06%	0.45%(4)	0.07%	0.01%
Portfolio turnover rate	10%(3)	21%	29%	37%(3)	14%	19%

	Value Line Asset Allocation Fund, Inc. Institutional Class
	Six Months Ended June 30,	Year Ended December 31,		Period Ended December 31,	Year Ended March 31,
	2025 (unaudited)	2024	2023	2022*	2022	2021

Net asset value, beginning of period	$40.63	$40.80	$36.93	$42.89	$43.24	$34.82
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.24	0.65	0.51	0.20	0.15	0.11
Net gains/(losses) on securities (both realized and unrealized)	1.74	3.41	7.49	(3.85)	2.61	8.68
Total from investment operations	1.98	4.06	8.00	(3.65)	2.76	8.79
Less distributions:
Dividends from net investment income	—	(0.75)	(0.54)	(0.43)	(0.15)	(0.15)
Distributions from net realized gains	—	(3.48)	(3.59)	(1.88)	(2.96)	(0.22)
Total distributions	—	(4.23)	(4.13)	(2.31)	(3.11)	(0.37)
Net asset value, end of period	$42.61	$40.63	$40.80	$36.93	$42.89	$43.24
Total return	4.87%(3)	9.85%	21.68%	(8.65)%(3)	5.98%	25.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$515,497	$532,752	$560,759	$575,324	$920,487	$1,165,569
Ratio of gross expenses to average net assets	0.83%(4)	0.82%	0.82%	0.81%(4)	0.77%	0.78%
Ratio of net expenses to average net assets	0.83%(4)	0.82%	0.82%	0.80%(4)	0.77%	0.78%
Ratio of net investment income/(loss) to average net assets	1.18%(4)	1.50%	1.28%	0.68%(4)	0.32%	0.26%
Portfolio turnover rate	10%(3)	21%	29%	37%(3)	14%	19%

*	For the nine month period ended December 31, 2022.
(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
See Notes to Financial Statements.

Value Line Capital Appreciation Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Value Line Capital Appreciation Fund, Inc. Investor Class
	Six Months Ended June 30,	Years Ended December 31,
	2025 (unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$12.63	$10.50	$7.87	$12.39	$12.90	$10.25
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.04	0.09	0.08	0.04	(0.05)	(0.03)
Net gains/(losses) on securities (both realized and unrealized)	1.36	2.14	2.63	(3.69)	0.88	3.39
Total from investment operations	1.40	2.23	2.71	(3.65)	0.83	3.36
Less distributions:
Dividends from net investment income	—	(0.10)	(0.08)	(0.05)	(0.00)(2)	—
Distributions from net realized gains	—	—	—	(0.82)	(1.34)	(0.71)
Total distributions	—	(0.10)	(0.08)	(0.87)	(1.34)	(0.71)
Net asset value, end of period	$14.03	$12.63	$10.50	$7.87	$12.39	$12.90
Total return	11.08%(3)	21.23%	34.44%	(29.83)%	6.79%	33.03%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$389,859	$376,812	$348,142	$277,895	$508,549	$560,243
Ratio of expenses to average net assets	1.08%(4)	1.08%	1.10%	1.07%	1.05%	1.07%
Ratio of net investment income/(loss) to average net assets	0.71%(4)	0.79%	0.81%	0.39%	(0.35)%	(0.28)%
Portfolio turnover rate	22%(3)	36%	52%	56%	39%	51%

	Value Line Capital Appreciation Fund, Inc. Institutional Class
	Six Months Ended June 30,	Years Ended December 31,
	2025 (unaudited)	2024	2023	2022	2021	2020

Net asset value, beginning of period	$12.63	$10.50	$7.86	$12.39	$12.90	$10.22
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.06	0.12	0.10	0.06	(0.01)	(0.01)
Net gains/(losses) on securities (both realized and unrealized)	1.35	2.14	2.64	(3.70)	0.88	3.40
Total from investment operations	1.41	2.26	2.74	(3.64)	0.87	3.39
Less distributions:
Dividends from net investment income	—	(0.13)	(0.10)	(0.07)	(0.04)	—
Distributions from net realized gains	—	—	—	(0.82)	(1.34)	(0.71)
Total distributions	—	(0.13)	(0.10)	(0.89)	(1.38)	(0.71)
Net asset value, end of period	$14.04	$12.63	$10.50	$7.86	$12.39	$12.90
Total return	11.16%(3)	21.50%	34.91%	(29.74)%	7.13%	33.42%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$95,812	$87,077	$95,627	$80,814	$184,329	$121,927
Ratio of gross expenses to average net assets	0.87%(4)	0.88%	0.89%	0.86%	0.86%	0.89%
Ratio of net expenses to average net assets	0.83%(4)	0.83%	0.85%	0.82%	0.80%	0.82%
Ratio of net investment income/(loss) to average net assets	0.96%(4)	1.04%	1.06%	0.64%	(0.10)%	(0.06)%
Portfolio turnover rate	22%(3)	36%	52%	56%	39%	51%

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
See Notes to Financial Statements.

Value Line Core Bond Fund
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Value Line Core Bond Fund Investor Class
	Six Months Ended June 30,	Years Ended December 31,
	2025 (unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.79	$13.19	$12.98	$15.11	$15.84	$15.26
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.24	0.46	0.39	0.22	0.19	0.25
Net gains/(losses) on securities (both realized and unrealized)	0.23	(0.38)	0.21	(2.11)	0.53	0.63
Total from investment operations	0.47	0.08	0.60	(1.89)	0.34	0.88
Less distributions:
Dividends from net investment income	(0.26)	(0.48)	(0.39)	(0.24)	(0.23)	(0.30)
Distributions from net realized gains	—	—	—	—	(0.16)	—
Total distributions	(0.26)	(0.48)	(0.39)	(0.24)	(0.39)	(0.30)
Net asset value, end of period	$13.00	$12.79	$13.19	$12.98	$15.11	$15.84
Total return	3.66%(2)	0.65%	4.72%	(12.58)%	(2.18)%	5.77%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$35,141	$35,389	$37,946	$40,746	$50,267	$53,854
Ratio of gross expenses to average net assets	1.32%(3)	1.26%	1.28%	1.20%	1.23%	1.19%
Ratio of net expenses to average net assets	0.80%(3)	0.80%	0.83%	0.90%	0.90%	0.90%
Ratio of net investment income/(loss) to average net assets	3.71%(3)	3.52%	3.01%	1.62%	1.25%	1.62%
Portfolio turnover rate	25%(2)	55%	50%	37%	71%	70%

(1)	Per share amounts are calculated based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies
Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund (individually a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Funds each (except for Value Line Core Bond Fund) offer two classes of shares: Investor Class shares and Institutional Class shares. Value Line Core Bond Fund offers only Investor Class shares. Investor Class shares are available to any investor who meets the Fund’s minimum purchase requirement. Institutional Class shares are designed for investors who meet certain administrative, service and account size criteria. The Value Line Family of Funds (the “Value Line Funds”) is a family of mutual funds that consists of a variety of equity, fixed income, and hybrid funds. The investment objective of each Fund is listed below.
Fund	Investment Goal
Value Line Small Cap Opportunities Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Mid Cap Focused Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Select Growth Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Larger Companies Focused Fund, Inc.	The Fund seeks long-term capital growth.
Value Line Asset Allocation Fund, Inc.	The Fund seeks high total investment return.
Value Line Capital Appreciation Fund, Inc.	The Fund seeks capital appreciation and income.
Value Line Core Bond Fund	The Fund seeks to maximize current income and secondarily capital appreciation.
Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
(A) Security Valuation:  In accordance with Rule 2a-5 under the 1940 Act, the Board of Directors (the "Board") has designated EULAV Asset Management (the "Adviser") as its valuation designee (the "Valuation Designee").  As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the "Pricing Procedures") approved by the Board.  The Adviser's day-to-day responsibilities as Valuation Designee are performed by a pricing committee established by the Adviser (the "Committee").
Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value (“NAV”) is being determined. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates fair value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily NAV which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 P.M. Eastern Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing the funds' total net assets by the funds' total number of shares outstanding at the time of calculation.
Bonds and other fixed income securities are calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Bonds and fixed income securities are valued at the evaluated bid on the date as of which the NAV is being determined.
The Committee monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Committee determines that a valuation method may no longer be appropriate, another valuation method may be selected. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Committee. In addition, the Funds may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

June 30, 2025 (unaudited)

(B) Fair Value Measurements: The Funds follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 — Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
(C) Federal Income Taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.
As of June 30, 2025, and for all open tax years, management has analyzed the Funds’ tax positions taken on federal and state income tax returns, and has concluded that no provision for federal or state income tax is required in the Funds' financial statements. The Funds' federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and the state departments of revenue. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(D) Security Transactions and Income:  Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are calculated using the identified cost method. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.
The Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund may purchase mortgage pass-through securities on a to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. These Funds may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is an adverse market reaction, expenses or delays in connection with TBA transactions, or if the counterparty fails to complete the transaction.
The Value Line Core Bond Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Fund's Statement of Operations.
(E) Fund Distributions: Income dividends and capital gains distributions are automatically reinvested in additional shares of each Fund unless the shareholder has requested otherwise. Income earned by the Fund on weekends, holidays and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Funds (except for Value Line Core Bond Fund) distribute all of their net investment income annually. Value Line Core Bond Fund declares and pays dividends from its net investment income monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary, to comply with the Internal Revenue Code.

Notes to Financial Statements (continued)

(F) Class Allocations: All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated between the share classes based on respective net assets.
Class Specific Expenses:
	Investor Class	Institutional Class	Total
Value Line Small Cap Opportunities Fund, Inc.
Transfer agent fees	$18,047	$39,294	$57,341
Sub-transfer agent fees	179,110	185,767	364,877
Registration and filing fees	17,692	18,072	35,764
Other	10,706	11,609	22,315

	Investor Class	Institutional Class	Total
Value Line Mid Cap Focused Fund, Inc.
Transfer agent fees	$48,931	$129,225	$178,156
Sub-transfer agent fees	216,398	693,857	910,255
Registration and filing fees	29,088	78,519	107,607
Other	8,233	21,534	29,767

	Investor Class	Institutional Class	Total
Value Line Select Growth Fund, Inc.
Transfer agent fees	$50,311	$1,089	$51,400
Sub-transfer agent fees	87,897	5,192	93,089
Registration and filing fees	12,595	11,696	24,291
Other	18,892	1,816	20,708

	Investor Class	Institutional Class	Total
Value Line Larger Companies Focused Fund, Inc.
Transfer agent fees	$43,398	$1,238	$44,636
Sub-transfer agent fees	34,212	2,381	36,593
Registration and filing fees	12,839	13,422	26,261
Other	18,358	1,359	19,717

	Investor Class	Institutional Class	Total
Value Line Asset Allocation Fund, Inc.
Transfer agent fees	$27,183	$53,429	$80,612
Sub-transfer agent fees	165,329	196,278	361,607
Registration and filing fees	14,585	23,058	37,643
Other	10,465	14,654	25,119

	Investor Class	Institutional Class	Total
Value Line Capital Appreciation Fund, Inc.
Transfer agent fees	$43,622	$13,199	$56,821
Sub-transfer agent fees	101,394	28,334	129,728
Registration and filing fees	15,783	13,583	29,366
Other	16,853	4,730	21,583

June 30, 2025 (unaudited)

(G) Foreign Currency Translation:  The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange at the valuation date. The Funds do not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.
Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Funds, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/(loss) on investments and change in net unrealized appreciation/(depreciation) on investments.
(H) Representations and Indemnifications: In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.
(I) Accounting for Real Estate Investment Trusts: The Funds may own shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.
(J) Foreign Taxes:  The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
(K) Securities Lending:  Under an agreement with State Street Bank & Trust Company (“State Street”), the Funds can lend their securities to brokers, dealers and other financial institutions approved by the Board. The Funds or the borrower may terminate the loan at any time. By lending their investment securities, the Funds attempt to increase their net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Funds have the right to use the collateral to offset the losses incurred. The lending fees received and the Funds’ portion of the interest income earned on the cash collateral are included in “Securities lending income (Net)” in the Statements of Operations.
Upon entering into a securities lending transaction, the Funds receive cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the Value Line Funds collateral account, which is subsequently invested into joint repurchase agreements and/or State Street Navigator Securities Lending Government Money Market Portfolio. When the Funds invest the cash collateral in the State Street Navigator Securities Lending Government Money Market Portfolio, a portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Funds. Investments made with the cash collateral are disclosed in the Schedules of Investments.
As of June 30, 2025, certain Funds loaned securities which were collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral were as follows:
Fund	Value of Securities Loaned	Value of Collateral*
Value Line Small Cap Opportunities Fund, Inc.	$53,102,491	$53,702,332
Value Line Mid Cap Focused Fund, Inc.	57,814,212	58,964,500
Value Line Larger Companies Focused Fund, Inc.	29,220,868	29,359,600
Value Line Asset Allocation Fund, Inc.	19,399,190	19,790,275

Notes to Financial Statements (continued)

Fund	Value of Securities Loaned	Value of Collateral*
Value Line Capital Appreciation Fund, Inc.	$26,009,601	$26,066,423
Value Line Core Bond Fund	850,011	864,775

*
Value Line Mid Cap Focused Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc.,
Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund received cash collateral of $15,825,000, $10,332,404,
$2,119,570, $6,466,069 and $131,200 respectively, which was subsequently invested in the State Street Navigator Securities
Lending Government Money Market Portfolio as reported in the Schedule of Investments. In addition, Value Line Small Cap
Opportunities Fund, Inc. received non cash-collateral of $53,702,332 in the form of U.S. Government obligations, ranging from
0.01% — 5.38%, maturing 7/31/25 — 2/15/55, Value Line Mid Cap Focused Fund, Inc. received non cash-collateral of
$43,139,500 in the form of U.S. Government obligations, ranging from 0.25% — 5.00%, maturing 7/31/25 — 4/30/26, Value
Line Larger Companies Focused Fund, Inc. received non cash-collateral of $19,027,196 in the form of U.S. Government obligations, ranging from 0.01% — 4.75%, maturing 8/15/25 — 5/15/54, Value Line Asset Allocation Fund, Inc. received non cash-collateral of $17,670,705 in the form of U.S. Government obligations, ranging from 0.13% — 5.38%, maturing 9/30/25 —
5/15/54, Value Line Capital Appreciation Fund, Inc. received non cash-collateral of $19,600,354 in the form of U.S. Government obligations, ranging from 0.01% — 5.38%, maturing 7/31/25 — 2/15/55 and Value Line Core Bond Fund received non cash-collateral of $733,575 in the form of U.S. Government obligations, ranging from 0.13% — 5.38%, maturing 9/30/25 —
5/15/54. The Funds cannot sell or repledge the non-cash collateral which accordingly is not reflected in the Schedule of
Investments. The value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

(L) Other Risks: The value of the Funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the Funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the Funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
(M) Subsequent Events:  Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require adjustment to or disclosure in the financial statements.
2. Investment Risks
Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.
3. Purchases and Sales of Securities
Purchases and sales of securities, excluding short-term investments, for the period ended June 30, 2025, were as follows:
Fund	Purchases of Investment Securities Excluding U.S. Government Securities	Sales of Investment Securities Excluding U.S. Government Securities	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Value Line Small Cap Opportunities Fund, Inc.	$56,632,299	$42,147,748	$—	$—
Value Line Mid Cap Focused Fund, Inc.	96,622,952	109,158,683	—	—
Value Line Select Growth Fund, Inc.	6,759,505	29,546,152	—	—
Value Line Larger Companies Focused Fund, Inc.	82,438,220	91,793,555	—	—
Value Line Asset Allocation Fund, Inc.	41,850,283	119,481,784	45,972,891	37,426,357

June 30, 2025 (unaudited)

Fund	Purchases of Investment Securities Excluding U.S. Government Securities	Sales of Investment Securities Excluding U.S. Government Securities	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Value Line Capital Appreciation Fund, Inc.	$72,921,799	$104,261,535	$24,197,168	$15,166,516
Value Line Core Bond Fund	4,257,700	6,066,845	5,494,481	2,731,855
4. Income Taxes
At June 30, 2025, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were:
Fund	Cost of Investments for Tax Basis Purposes	Gross Tax Basis Unrealized Appreciation	Gross Tax Basis Unrealized Depreciation	Net Tax Basis Unrealized Appreciation/ (Depreciation) on Investments
Value Line Small Cap Opportunities Fund, Inc.	$456,599,692	$310,879,256	$(10,156,680)	$300,722,576
Value Line Mid Cap Focused Fund, Inc.	1,567,170,431	512,703,449	(78,463,897)	434,239,552
Value Line Select Growth Fund, Inc.	189,568,059	245,452,548	(969,320)	244,483,228
Value Line Larger Companies Focused Fund, Inc.	200,295,746	234,605,942	(3,595,403)	231,010,539
Value Line Asset Allocation Fund, Inc.	571,443,674	309,413,159	(13,604,614)	295,808,545
Value Line Capital Appreciation Fund, Inc.	301,041,435	187,466,776	(3,307,740)	184,159,036
Value Line Core Bond Fund	35,888,831	318,461	(1,203,756)	(885,295)
Net unrealized appreciation/depreciation differs for financial statements and tax purposes primarily due to wash sales, return of capital distribution received, and market premium amortization.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Other Timing Differences	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late Year Deferrals	Distributable Earnings (Loss)
Value Line Small Cap Opportunities Fund, Inc.	$—	$381,632	$—	$319,254,164	$—	$—	$319,635,796
Value Line Mid Cap Focused Fund, Inc.	489,724	859,167	—	401,408,753	—	—	402,757,644
Value Line Select Growth Fund, Inc.	10,922	10,032,672	—	229,171,180	—	—	239,214,774
Value Line Larger Companies Focused Fund, Inc.	—	8,819,227	—	171,987,722	—	—	180,806,949
Value Line Asset Allocation Fund, Inc.	144,348	11,218,482	—	286,130,764	—	—	297,493,594
Value Line Capital Appreciation Fund, Inc.	1,554,177	7,476,052	—	147,940,088	—	—	156,970,317
Value Line Core Bond Fund	64,363	—	—	(1,896,888)	(4,952,983)	—	(6,785,508)

Notes to Financial Statements (continued)

At December 31, 2024, the Value Line Core Bond Fund has net short-term capital loss carryforwards of $336,556 and net long-term capital loss carryforwards of $4,616,427. These losses can be carried forward indefinitely.
During the current fiscal year, the Value Line Larger Companies Focused Fund and the Value Line Capital Appreciation Fund utilized $2,782,700 and $24,073,115, respectively, of capital loss carryforwards to offset current year realized gains.
In accordance with federal tax laws applicable to investment companies, all or a portion of losses resulting from capital loss or net specified losses realized between November 1 and the Funds' fiscal year-end are not recognized for tax purposes until the subsequent year (late-year loss deferrals); however, such losses are recognized for financial reporting purposes in the year realized. As of December 31, 2024, the Funds did not have any such losses.
The tax composition of distributions paid to shareholders during fiscal years ended December 31, 2024 and December 31, 2023 were as follows:
	Year Ended December 31, 2024 Distributions Paid from
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Value Line Small Cap Opportunities Fund, Inc.	$—	$648,783	$—	$648,783
Value Line Mid Cap Focused Fund, Inc.	4,094,514	17,593,250	—	21,687,764
Value Line Select Growth Fund, Inc.	435,871	42,784,899	—	43,220,770
Value Line Larger Companies Focused Fund, Inc.	—	9,349,085	—	9,349,085
Value Line Asset Allocation Fund, Inc.	14,385,904	71,241,557	—	85,627,461
Value Line Capital Appreciation Fund, Inc.	3,867,384	—	—	3,867,384
Value Line Core Bond Fund	1,360,814	—	—	1,360,814

	Year Ended December 31, 2023 Distributions Paid from
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Value Line Small Cap Opportunities Fund, Inc.	$—	$4,203,633	$41	$4,203,674
Value Line Mid Cap Focused Fund, Inc.	1,929,904	—	—	1,929,904
Value Line Select Growth Fund, Inc.	—	38,347,362	—	38,347,362
Value Line Larger Companies Focused Fund, Inc.	—	—	—	—
Value Line Asset Allocation Fund, Inc.	10,582,983	76,783,722	—	87,366,705
Value Line Capital Appreciation Fund, Inc.	3,516,980	—	—	3,516,980
Value Line Core Bond Fund	1,164,055	—	—	1,164,055
5. Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates
For providing advisory services to the Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund, and managing each Fund’s investments for the period ended June 30, 2025, the Adviser was paid a fee at an annual rate of 0.75%, 0.65%, 0.73%, 0.73%, 0.64%, 0.64% and 0.29%, respectively, of each Fund’s average daily net assets. The investment advisory agreement between each Fund and the Adviser provides for a combined fee for both advisory services and Administrative Services (as defined in the investment advisory agreement) at an annual rate, based on each Fund’s average daily net assets, equal to 0.75% for Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc. and Value Line Small Cap Opportunities Fund and 0.70% on the first $100 million of average daily net assets, and 0.65% on the remaining net assets for Value Line Mid Cap Focused Fund, Inc. and Value Line Capital Appreciation Fund, Inc. and 0.65% on the first $750 million of average daily net assets, and 0.60% on the net assets over $750 million for Value Line Asset Allocation Fund, Inc. and 0.50% for Value Line Core Bond Fund (the “Combined Rate”). The advisory fee component paid by each Fund to the Adviser for each period is calculated by subtracting the amount paid by each Fund for Administrative Services with respect to the same period from the respective Combined Rate. The Adviser provides (or arranges for the provision of) such Administrative Services pursuant to a separate administration agreement with the Funds.

June 30, 2025 (unaudited)

From January 1, 2025 through April 30, 2025, for the Value Line Larger Companies Focused Fund, the Adviser had contractually agreed to waive  certain Fund-wide fees and assumed certain Fund-wide expenses to the extent necessary to limit such expenses (excluding brokerage commissions, interest, taxes, and certain non-routine Fund-wide expenses) to 0.90% of the average daily net assets of each class. Effective May 1, 2025, for the Value Line Larger Companies Focused Fund (Institutional Class), the Adviser contractually agreed to waive through April 30, 2026 certain Fund-wide fees and further assume certain class specific expenses to the extent necessary to limit such expenses (excluding brokerage commissions, interest, taxes, and certain non-routine Fund-wide expenses) to 0.90% of the average daily net assets of the Institutional class (the “Class-Level Expense Limitation 1”).
Effective May 1, 2023, for the Value Line Core Bond Fund, the Adviser and the Distributor have agreed to waive a portion of their advisory and Rule 12b-1 fee, and the Adviser has further agreed to reimburse certain expenses of the Fund to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to interest, taxes, brokerage and futures commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.80% of the Fund’s average daily net assets (the “Fund-Level Expense Limitation 2”). Prior to May 1, 2023 the Fund-Level Expense Limitation 2 was 0.90%. The Adviser and the Distributor may subsequently recover from the Value Line Core Bond Fund reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Fund’s expense ratio is less than the Expense Limitation. The Fund-Level Expense Limitation 2 can be terminated or modified before May 1, 2026 only with the agreement of the Fund’s Board.
For Value Line Asset Allocation Fund, Inc., the Adviser contractually agreed to waive and not recoup a portion of its annual advisory fee rate by 0.05% with respect to the portion of the Fund’s average daily net assets that exceed $750 million. This contractual waiver creates a breakpoint in the advisory fee.
The Funds have a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the 1940 Act, which compensates EULAV Securities, LLC (the “Distributor”) for advertising, marketing and distributing the Funds’ shares and for servicing the Funds’ shareholders at an annual rate of 0.25% of the Funds’ average daily net assets attributable to Investor Class shares. Institutional Class shares do not pay Rule 12b-1 distribution and service fees, and are not subject to the Plan.
The Funds (except Value Line Core Bond Fund) have a Sub-Transfer Agent Plan (the “sub TA plan”) which compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares of such class in omnibus accounts maintained by the financial intermediaries with the Funds. The sub-transfer agency fee, which the Fund may pay directly to the financial intermediary or indirectly via the Distributor, will not exceed (unless approved by the Board) the lower of: (i) the aggregate amount of additional transfer agency fees and expenses that the Funds would otherwise pay to the transfer agent if each subaccount in the omnibus account for such class of shares maintained by the financial intermediary with the Funds were a direct account with the Funds or (ii) the amount by which the fees charged by the financial intermediary for including the Funds on its platform and providing shareholder, sub-transfer agency and related services exceed the amount paid under the Funds’ Plan with respect to each Fund’s assets attributable to shares held by the financial intermediary in the omnibus account. If the sub-transfer agency fee is paid to financial intermediaries indirectly via the Distributor, the Distributor does not retain any amount thereof and such fee otherwise reduces the amount that the Distributor is contractually obligated to pay to the financial intermediary.
The Adviser agreed to pay or reimburse certain class-specific expenses of the Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., and Value Line Capital Appreciation Fund, Inc. attributable to the Institutional Class, so that the Institutional Class bears its class-specific fees and expenses at the same annual percentage of its average daily net assets as the Investor Class’s class-specific fees and expenses (excluding the 12b-1 fees paid by the Investor Class and certain non-routine class-specific expenses, if applicable) (the “Class Expense Limitation”, together with the Fund-level Expense Limitations (attributable to the Value Line Larger Companies Focused Fund and Value Line Core Bond Fund), the “Expense Limitations”). The Adviser may subsequently recover from the Fund contractually reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that such class’ expense ratio is less than the applicable Expense Limitation or, if lower, the Expense Limitation in effect when the waiver or reimbursement occurred. The Class Expense Limitation can be terminated or modified only with the agreement of the Board of Directors.

Notes to Financial Statements (continued)

As of June 30, 2025, fees contractually waived/reimbursed by the Adviser amounted to $11,544, $15,702, $18,443 and $46,830 for the Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Capital Appreciation Fund, Inc. and Value Line Core Bond Fund, respectively. As of June 30, 2025, the Adviser and Distributor may seek reimbursement of the remaining waived fees and reimbursed expenses as follows:
Fund	Expiration for the 12 months ended	Fees Waived and Reimbursed by the Adviser	Fees Waived and Reimbursed by the Distributor
Value Line Select Growth Fund, Inc.	June 30, 2025	$28,477	$—
Value Line Select Growth Fund, Inc.	June 30, 2026	36,211	—
Value Line Select Growth Fund, Inc.	June 30, 2027	24,248	—
Value Line Larger Companies Focused Fund, Inc.	June 30, 2025	21,766	—
Value Line Larger Companies Focused Fund, Inc.	June 30, 2026	34,902	—
Value Line Larger Companies Focused Fund, Inc.	June 30, 2027	28,764	—
Value Line Capital Appreciation Fund, Inc.	June 30, 2025	35,191	—
Value Line Capital Appreciation Fund, Inc.	June 30, 2026	39,867	—
Value Line Capital Appreciation Fund, Inc.	June 30, 2027	41,329	—
Value Line Core Bond Fund	June 30, 2025	32,866	—
Value Line Core Bond Fund	June 30, 2026	97,305	—
Value Line Core Bond Fund	June 30, 2027	86,980	43,845
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds' rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds' financial statements.
6. Recent Accounting Standards
The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The President and Principal Financial Officer act as each Fund's chief operating decision maker (“CODM”), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

FACTORS CONSIDERED BY THE BOARD IN APPROVING CONTINUANCE OF THE INVESTMENT ADVISORY AGREEMENTS FOR VALUE LINE SMALL CAP OPPORTUNITIES FUND, INC., VALUE LINE MID CAP FOCUSED FUND, INC., VALUE LINE SELECT GROWTH FUND, INC., VALUE LINE LARGER COMPANIES FOCUSED FUND,  INC., VALUE LINE ASSET ALLOCATION FUND, INC., VALUE LINE  CAPITAL APPRECIATION FUND, INC., AND VALUE LINE CORE BOND FUND
The Investment Company Act of 1940 (the “1940 Act”) requires the Boards of Directors (the “Board”) of Value Line Small Cap Opportunities Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Value Line Larger Companies Focused Fund, Inc., Value Line Asset Allocation Fund, Inc., Value Line Capital Appreciation Fund, Inc., and Value Line Core Bond Fund (each, a “Fund” and collectively, the “Funds”), including a majority of each Board’s Directors who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Directors”), to annually consider the continuance of each Fund’s investment advisory agreement (each, an “Agreement”) with its investment adviser, EULAV Asset Management (the “Adviser”).
As part of the process in considering the continuance of each Fund’s Agreement, the Board requested, and the Adviser provided, such information as the Board deemed to be reasonably necessary to evaluate the terms of such Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of each Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Funds and any officers of the Adviser. In considering the continuance of each Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors and representatives of Broadridge Financial Solutions, Inc., an independent mutual fund board consulting service.
Both in the meeting specifically focused upon the review of the Agreements and at other meetings, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreements. These materials included information for each Fund regarding, among other things: (i) the Fund’s investment performance, performance-related metrics and risk-related metrics over various periods of time and comparisons thereof to similar information regarding the Fund’s benchmark index, the Fund’s category of comparable funds (the “Category”) (as objectively classified, selected and prepared by Broadridge Financial Solutions, Inc. utilizing the classification system of Morningstar, Inc., an independent evaluation service (together, “Broadridge/Morningstar”)), and the Fund’s more narrow peer group of comparable funds (the “Peer Group”) (again, as objectively classified, selected and prepared by Broadridge/Morningstar); (ii) the Fund’s investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements; (iii) purchases and redemptions of the Fund’s shares; (iv) the Adviser’s view of the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which were effected through any affiliate of the Adviser, including EULAV Securities LLC (the “Distributor”)); and (vii) the overall nature, quality and extent of services provided by the Adviser.
As part of their review, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under each Fund’s Agreement. In a separate executive session, the Independent Directors reviewed information for each Fund, which included data comparing: (i) advisory, administrative, distribution, custody, accounting, audit, legal, transfer agency, and other non-management expenses incurred by the Fund to those incurred by the Fund’s Peer Group and Category; (ii) the Fund’s expense ratio to those of its Peer Group and Category; and (iii) the Fund’s investment performance, performance-related metrics and risk-related metrics over various time periods to similar information regarding the Fund’s benchmark index, Peer Group and Category.
In classifying a Fund within a Category, Broadridge/Morningstar considered the characteristics of the Fund’s actual portfolio holdings over various periods of time relative to the market and other factors that distinguish a particular investment strategy under Broadridge/Morningstar’s methodology with the objective to permit meaningful comparisons. Broadridge/Morningstar classified Value Line Small Cap Opportunities Fund, Inc. within its Small Growth category and classified Value Line Mid Cap Focused Fund, Inc. within its Mid-Cap Growth category. Broadridge/Morningstar classified Value Line Select Growth Fund, Inc. and Value Line Larger Companies Focused Fund, Inc. within its Large Growth category. Broadridge/Morningstar classified Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. within its Moderate Allocation category. Further, Broadridge/Morningstar classified Value Line Core Bond Fund within its Intermediate Core Bond category.
In preparing a Peer Group for each Fund, Broadridge/Morningstar considered the Fund’s most recent portfolio holdings in light of the same factors used in classifying a Fund within a Category, as well as additional factors including similarity of expense structure (e.g., same share class characteristics) and net asset size. Generally, Broadridge/Morningstar prefers to select peer funds that range in net assets from no less than half the size, to no more than twice the size, of the relevant Fund and to select roughly equal number of funds that are smaller and larger than the Fund. Broadridge/Morningstar considers, in the construction of each Fund’s Category and Peer Group, funds issuing investor class shares (with a 12b-1 fee of 25 basis points) and funds issuing A shares, which have a front-end load and the same 12b-1 fee of 25 basis points. As a result, the final Peer Group for each Fund is drawn from retail load and no-load funds with similar investment style, expense structure and asset size as the Fund. The final Peer Group consists of the relevant Fund and: 13 other funds for Value Line Small Cap Opportunities Fund, Inc.; 10 other funds for Value Line Mid Cap Focused Fund, Inc.; 11 other funds for Value Line Select Growth Fund, Inc.; 11 other funds for Value Line Larger Companies Focused Fund, Inc.; 12 other funds for Value Line Asset Allocation Fund, Inc.; 9 other funds for Value Line Capital Appreciation Fund, Inc.; and 12 other funds for Value Line Core Bond Fund. In seeking peers for Value Line Asset Allocation Fund, Inc., funds with average credit quality falling below a credit rating of B were eliminated.
In their executive session, the Independent Directors also reviewed information regarding: (a) the financial results and condition of the Adviser and the Distributor and their profitability from the services that have been performed for each Fund and the Value Line family of funds; (b) the Adviser’s investment management staffing and resources; (c) the ownership, control and day-to-day management of the Adviser; (d) each Fund’s potential for achieving economies of scale; and (e) potential “fall-out” benefits to the Adviser. In support of its review of the statistical information, the Board discussed with Broadridge/Morningstar the description of the methodology used by Broadridge/Morningstar to determine each Fund’s Peer Group and Category and the results of the statistical information prepared by Broadridge/Morningstar.
The Board observed that there is a range of investment options available to shareholders of the Funds, including other mutual funds, and that each Fund’s shareholders have chosen to invest in the Fund.
The following summarizes matters considered by the Board in connection with its continuance of each of the Agreements. However, the Board did not identify any single factor as all-important or controlling, each Director may have weighed certain factors differently, and the summary does not detail all the matters that were considered.
Investment Performance. The Board reviewed each Fund’s overall investment performance and compared it to its Peer Group, Category and benchmark index, including considering as appropriate their respective relative risk profiles.
Value Line Small Cap Opportunities Fund, Inc. The Board noted that the Fund outperformed the Peer Group and Category medians and the benchmark index for the one-year, three-year, five-year, and ten-year periods ended December 31, 2024.
Value Line Mid Cap Focused Fund, Inc. The Board noted that the Fund underperformed the Peer Group and Category medians and the benchmark index for the one-year period ended December 31, 2024. The Board further noted that the Fund outperformed the Peer Group and Category medians, but underperformed the benchmark index, for the three-year, five-year, and ten-year periods ended December 31, 2024.
Value Line Select Growth Fund, Inc. The Board noted that the Fund underperformed the benchmark index and the Peer Group and Category medians, for the one-year, three-year, five-year, and ten-year periods ended December 31, 2024. The Board discussed with the Adviser the reasons for the underperformance.
Value Line Larger Companies Focused Fund, Inc. The Board noted that the Fund outperformed the benchmark index, but underperformed the Peer Group and Category medians, for the one-year and ten-year periods ended December 31, 2024. The Board further noted the Fund outperformed the Peer Group and Category medians, but underperformed the benchmark index, for the three-year period ended December 31, 2024. The Board also noted that the Fund underperformed the Peer Group and Category medians and the benchmark index for the five-year period ended December 31, 2024.
Value Line Asset Allocation Fund, Inc. The Board noted that the Fund underperformed the Peer Group and Category medians and the benchmark index for the one-year period ended December 31, 2024. The Board further noted the Fund’s performance was above the Category median, equal to the Peer Group median, but below the benchmark index, for the three-year period ended December 31, 2024. The Board also noted the Fund outperformed the Category median, but underperformed the Peer Group median and the benchmark index, for the five-year period ended December 31, 2024. The Board noted that the Fund outperformed the Peer Group and Category medians, but underperformed the benchmark index, for the ten-year period ended December 31, 2024.
Value Line Capital Appreciation Fund, Inc. The Board noted that the Fund outperformed the Peer Group and Category medians, but underperformed the benchmark index, for the one-year, three-year, five-year, and ten-year periods ended December 31, 2024.
Value Line Core Bond Fund. The Board noted that the Fund underperformed the Peer Group and Category medians, as well as the benchmark index, for the one-year, five-year, and ten-year periods ended December 31, 2024. The Board also noted that the Fund’s performance was below the Category median and the benchmark index, and equal to the Peer Group median, for the three-year period ended December 31, 2024.
The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio managers responsible for the daily management of each Fund’s portfolio, seeking to achieve the applicable Fund’s investment objectives and adhering to such Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of each Fund’s investment operations. The Board viewed favorably: (i) the Adviser’s use of analytic tools in support of the portfolio management, compliance and shareholder relation functions which the Adviser previously committed resources to acquire; (ii) the quality and continuity of the Adviser’s staff attributable in part to its actions taken to attract and retain personnel, including its ongoing improvements to employee benefit programs, and previous increases in base compensation and merit-based compensation for certain staff members to be more industry competitive; and (iii) that the Adviser continues to receive the Value Line ranking systems without additional cost beyond amounts required to be paid under the Adviser’s charter document. The Board also considered the Adviser’s transition to  operating from the Adviser’s Florida office following the closure of its New York City headquarters in November 2024. The Board concluded that each Fund’s management team and the Adviser’s overall resources

(including human resources, financial capital and liquidity) were adequate, and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement, including while operating remotely under the Adviser’s business continuity plan.
Adviser’s Fee. The Board considered the Adviser’s fee rate under each Fund’s Agreement relative to the advisory fee rate applicable to the funds in such Fund’s Peer Group and Category before applicable fee waivers. After a review of the information provided to the Board, the Board concluded that each Fund’s advisory fee rate for compensation for the services provided and costs borne by the Adviser under its Agreement was satisfactory for the purpose of approving continuance of such Fund’s Agreement.
Value Line Small Cap Opportunities Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was less than the advisory fee rate of the Peer Group and Category medians.
Value Line Mid Cap Focused Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was less than the advisory fee rate of the Peer Group and Category medians.
Value Line Select Growth Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category (including the Fund), the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was less than the median advisory fee rate of the Peer Group but greater than the median advisory fee rate of the Category.
Value Line Larger Companies Focused Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category (including the Fund), the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under its Agreement was less than the median advisory fee rate of the Peer Group but greater than the median advisory fee rate of the Category.
Value Line Asset Allocation Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate under the Agreement was greater than the advisory fee rate of the Peer Group and Category medians.
Value Line Capital Appreciation Fund, Inc. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was greater than the advisory fee rate of the Peer Group and Category medians.
Value Line Core Bond Fund. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s advisory fee rate payable under the Agreement was less than the advisory fee rate of the Peer Group and Category medians.
Expenses. The Board also considered each Fund’s total expense ratio relative to its Peer Group and Category medians. For Funds offering more than one class of shares, the Board compared expense ratios of the Peer Group and Category medians to those of the Fund’s Investor Class Shares, not Institutional Class Shares. The Board considered the class-level contractual expense limitation agreement, pursuant to which the Adviser (and, with respect to periods prior to September 17, 2020, the Distributor) agreed to waive certain class-specific sub-transfer agency fees and pay certain class-specific expenses incurred by the Institutional Class to the extent necessary to contractually limit the class-specific fees and expenses of the Institutional Class to the same percentage of its average daily net assets as the class-specific fees and expenses of the Investor Class (excluding Rule 12b-1 fees and any extraordinary expenses incurred in different amounts by the classes). This expense limitation agreement can be terminated without shareholder approval only by agreement of the Fund’s Board. The Board noted that the expense limitation agreement was terminated effective August 1, 2022 for Value Line Asset Allocation Fund, Inc., effective May 1, 2023 for Value Line Mid Cap Focused Fund, Inc., and effective May 1, 2024 for Value Line Small Cap Opportunities Fund, Inc.
For Value Line Larger Companies Focused Fund, Inc., the Adviser and the Board agreed that the Adviser will, effective May 1, 2025, no longer commit to waive certain Fund-wide fees and further assume certain Fund-wide expenses to the extent necessary to limit such expenses (excluding brokerage commissions, interest, taxes, and certain non-routine Fund-wide expenses) to 0.90% of the average daily net assets of the Institutional Class and 1.15% of the average daily net assets of the Investor Class through May 1, 2025. The Board noted that the Value Line Larger Companies Fund, Inc. had operated below the cap in recent years, so no waiver had been necessary. For Value Line Core Bond Fund, the Adviser, the Distributor and the Board agreed to continue the Fund’s existing expense limitation agreement pursuant to which the Adviser and the Distributor waive a proportionate amount of their advisory fees and Rule 12b-1 fees, respectively, and the Adviser further reimburses certain expenses of the Fund, to the extent necessary to contractually limit the Fund’s total annual operating expenses (other than those attributable to interest, taxes, brokerage and futures commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.80% of the Fund’s average daily net assets through May 1, 2026. The expense limitation agreement for Value Line Core Bond Fund can be terminated or modified before May 1, 2026 only with the approval of the Fund’s Board.
Each expense limitation agreement provides that the Adviser and the Distributor, as applicable, may subsequently recover from assets attributable to the relevant class the waived fees and/or reimbursed expenses (within 3 years from the month in which the waiver/reimbursement occurred) to the extent its expense ratio (subject to the exclusions noted above) is less than the applicable expense limitation or, if lower, the expense limitation in effect when the waiver or reimbursement occurred. After a review of the information provided to the Board, the Board concluded that each Fund’s average expense ratio was satisfactory for the purpose of approving continuance of the Fund’s Agreement.
Value Line Small Cap Opportunities Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was less than that of the Peer Group and Category medians before and after giving effect to fee waivers applicable to certain funds in the Peer Group and Category.
Value Line Mid Cap Focused Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was lower than that of the Peer Group and Category medians both before and after giving effect to fee waivers applicable to certain funds in the Peer Group and Category.
Value Line Select Growth Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was greater than that of the Category median, but less than that of the Peer Group median, before and after giving effect to fee waivers applicable to certain funds in the Peer Group and Category.
Value Line Larger Companies Focused Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was greater than that of the Category median, but less than that of the Peer Group median, before and after giving effect to fee waivers applicable to certain funds in the Peer Group and Category.
Value Line Asset Allocation Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was greater than that of the Peer Group median before and after giving effect to fee waivers applicable to certain funds in the Peer Group. The Board also noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was equal to that of the Category median before, but greater than that of the Category median after, giving effect to fee waivers applicable to certain funds in the Category.
Value Line Capital Appreciation Fund, Inc. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was lower than that of the Peer Group median before, but greater than that of the Peer Group median after, giving effect to fee waivers applicable to certain funds in the Peer Group. The Board also noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was greater than that of the Category median both before and after giving effect to fee waivers applicable to certain funds in the Category.
Value Line Core Bond Fund. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was higher than that of the Category median both before and after giving effect to fee waivers applicable to the Fund and certain funds in the Category. The Board also noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was greater than that of the Peer Group median before, but equal to that of the Peer Group median after, giving effect to fee waivers applicable to the Fund and certain funds in the Peer Group.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the resources and effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board viewed favorably the additional resources devoted by the Adviser to enhance its and the Fund’s overall compliance program and treasury function. The Board reviewed the services provided by the Adviser and the Distributor in supervising each of the Fund’s third-party service providers. The Board also reviewed the services of the Distributor in engaging financial intermediaries to provide sub-transfer agency and related services to shareholders who hold their shares of a Fund in omnibus accounts. The Board noted that the Distributor and the Adviser retained no portion of a Fund’s sub-transfer agency fees as compensation for these services. However, the Distributor and the Adviser would benefit from a Fund’s payment of such fees to financial intermediaries if such payment were to reduce amounts that the Distributor or the Adviser would otherwise pay out of their own resources to the financial intermediaries.  Based on this review, the Board concluded that the nature, quality, cost, and extent of such other services provided by the Adviser and the Distributor were satisfactory, reliable and beneficial to each Fund’s shareholders.
Profitability. The Board considered the level of profitability of the Adviser and the Distributor with respect to each Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of the restructuring of the Adviser and Distributor in 2010 and certain actions taken during the current and prior years. These actions included the reduction (voluntary in some instances, contractual or permanent in other instances) of management, sub-transfer agency and/or Rule 12b-1 fees for certain funds, the Funds’ policy prohibiting the Adviser’s use of soft dollar research, and the cessation of trading through the Distributor. The Board also considered the Adviser’s continued attention to the rationalization and differentiation of funds within the Value Line group of funds to better identify opportunities for savings and efficiencies among the funds. The Board concluded that the profitability of the Adviser and the Distributor with respect to each Fund, including the financial results derived from each Fund’s Agreement, was within a range the Board considered reasonable in the overall context of its consideration of the continuance of the Agreements.
Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and the Distributor from their association with each Fund. The Board concluded that potential “fall-out” benefits that the Adviser and the Distributor may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Funds.

Economies of Scale.
Value Line Small Cap Opportunities Fund, Inc. The Board considered that, given both the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of breakpoints to the fee structure was not currently necessary.
Value Line Mid Cap Focused Fund, Inc. The Board noted the Agreement includes a breakpoint applicable to the Adviser’s fee under which the Adviser is paid 0.68% on the first $100 million of the Fund’s average daily net assets and 0.63% on any additional assets. The Board considered that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of more breakpoints to the fee structure was not currently necessary.
Value Line Select Growth Fund, Inc. The Board considered that, given both the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of breakpoints to the fee structure was not currently necessary.
Value Line Larger Companies Focused Fund, Inc. The Board considered that, given both the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of breakpoints to the fee structure was not currently necessary.
Value Line Asset Allocation Fund, Inc. The Board noted favorably that the Adviser had agreed in 2019 to a contractual fee reduction that lowers its annual advisory fee rate by 0.05% with respect to the portion of the Fund’s average daily net assets that exceed $750 million. This contractual fee reduction, which creates a breakpoint in the advisory fee when the Fund’s assets reach $750 million, can be terminated without shareholder approval only by agreement of the Fund’s Board. The Board considered that, given both the current and anticipated size of the Fund and the fee breakpoint implemented in 2019, the current advisory fee structure remained adequate to account for any perceived and potential economies of scale for the Fund and that the addition of more breakpoints to the fee structure was not currently necessary.
Value Line Capital Appreciation Fund, Inc. The Board noted the Agreement includes a breakpoint applicable to the Adviser’s fee under which the Adviser is paid 0.68% on the first $100 million of the Fund’s average daily net assets and 0.63% on any additional assets. The Board considered that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of more breakpoints to the fee structure was not currently necessary.
Value Line Core Bond Fund. The Board considered that, given both the current and anticipated size of each Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of breakpoints to the fee structure was not currently necessary.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser. The Board was informed by the Adviser that the Adviser does not currently manage any non-mutual fund account that has similar objectives and policies as those of the Funds.
Conclusion. The Board examined the totality of the information it was provided at the meeting specifically addressing approval of each Fund’s Agreement and at other meetings held during the past year and did not identify any single controlling factor. Based on its evaluation of all material factors deemed relevant and with the advice of independent counsel, the Board concluded that the rate at which each Fund pays a fee to the Adviser under its Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining. Further, the Board concluded that each Fund’s Agreement, and the Adviser’s fee rate thereunder, is fair and reasonable and voted to continue each Fund’s Agreement.

In 1950, Value Line started its first mutual fund. For seven decades, knowledgeable investors and financial advisors have been relying on the Value Line Funds to help them build their financial futures. Over the years, Value Line Funds has evolved into what it is today - a diversified family of mutual funds with a wide range of investment objectives.
Strategies That Have Stood the Test of Time
1950Value Line Mid Cap Focused Fund
1952Value Line Capital Appreciation Fund
1956Value Line Select Growth Fund
1972Value Line Larger Companies Focused Fund
1986Value Line Core Bond Fund
1993Value Line Small Cap Opportunities Fund
1993Value Line Asset Allocation Fund
2015Institutional shares launched for the Value Line
Larger Companies Focused Fund, Small Cap
Opportunities Fund, Asset Allocation Fund
and Capital Appreciation Fund
2017Insitutional shares launched for the
Value Line Mid Cap Focused Fund
2020Institutional shares launched for the
Value Line Select Growth Fund

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 1605 Main Street, Suite 912, Sarasota, Florida 34236 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

(b)	Not Applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7

Item 9. Proxy Disclosure for Open End Management Investment Companies.

Not Applicable.

Item 10 Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Included in Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

Included in item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 16. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls during the period covered by this report, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable

Item 19. Exhibits.

(a) (1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

   (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date: August 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

Date: August 28, 2025

By:	/s/ James Gallo
James Gallo, Treasurer, Principal Financial Officer

Date: August 28, 2025